UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number: 811-03364
GREAT-WEST FUNDS, INC.
(Exact name of registrant as specified in charter)
8515 E. Orchard Road, Greenwood Village, Colorado 80111
(Address of principal executive offices)
Mary C. Maiers
Chief Financial Officer & Treasurer
Great-West Funds, Inc.
8515 E. Orchard Road
Greenwood Village, Colorado 80111
(Name and address of agent for service)
Registrant's telephone number, including area code: (866) 831-7129
Date of fiscal year end: December 31
Date of reporting period: June 30, 2017

ITEM 1. REPORTS TO STOCKHOLDERS
GREAT-WEST FUNDS, INC.
Great-West SecureFoundation® Lifetime Funds
(Investor (formerly Class G), Service (formerly Class G1) and Class L)
Semi-Annual Report
June 30, 2017
This report and the financial statements attached are submitted for general information and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein is to be considered an offer of the sale of shares of each Fund. Such offering is made only by the prospectus of each Fund, which includes details as to offering price and other information.

Great-West Securefoundation® Lifetime 2015 Fund
Summary of Investments by Asset Class as of June 30, 2017
Asset Class	Percentage of Fund Investments
Bond	38.40%
Large Cap Equity	21.58
International Equity	18.62
Mid Cap Equity	9.29
Small Cap Equity	6.57
Fixed Interest Contract	5.54
Total	100.00%
Shareholder Expense Example
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2017 to June 30, 2017).
Actual Expenses
The first row of the table below provides information about actual account values and actual expenses. You may use the information in this row, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first row under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second row of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second row of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	(01/01/17)	(06/30/17)	(01/01/17 – 06/30/17)
Investor Class
Actual	$1,000.00	$1,062.20	$3.27
Hypothetical (5% return before expenses)	$1,000.00	$1,021.60	$3.21
Service Class
Actual	$1,000.00	$1,061.70	$3.78
Hypothetical (5% return before expenses)	$1,000.00	$1,021.10	$3.71
Class L
Actual	$1,000.00	$1,060.10	$4.55
Hypothetical (5% return before expenses)	$1,000.00	$1,020.40	$4.46
* Expenses are equal to the Fund's annualized expense ratio of 0.64% for the Investor Class, 0.74% for the Service Class and 0.89% for the Class L shares, multiplied by the average account value over the period, multiplied by 181/365 days to reflect the one-half year period. The Fund's annualized expense ratio includes expenses borne directly by the class plus the Fund's pro-rata share of the weighted average expense ratio of the underlying funds in which it invests (0.20%).
Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs, if applicable. If such fees or expenses were included, returns would be lower.

Great-West Securefoundation® Lifetime 2020 Fund
Summary of Investments by Asset Class as of June 30, 2017
Asset Class	Percentage of Fund Investments
Bond	38.44%
Large Cap Equity	21.60
International Equity	18.61
Mid Cap Equity	9.28
Small Cap Equity	6.53
Fixed Interest Contract	5.54
Total	100.00%
Shareholder Expense Example
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2017 to June 30, 2017).
Actual Expenses
The first row of the table below provides information about actual account values and actual expenses. You may use the information in this row, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first row under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second row of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second row of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	(01/01/17)	(06/30/17)	(01/01/17 – 06/30/17)
Investor Class
Actual	$1,000.00	$1,062.00	$3.27
Hypothetical (5% return before expenses)	$1,000.00	$1,021.60	$3.21
Service Class
Actual	$1,000.00	$1,062.20	$3.78
Hypothetical (5% return before expenses)	$1,000.00	$1,021.10	$3.71
Class L
Actual	$1,000.00	$1,060.40	$4.55
Hypothetical (5% return before expenses)	$1,000.00	$1,020.40	$4.46
* Expenses are equal to the Fund's annualized expense ratio of 0.64% for the Investor Class, 0.74% for the Service Class and 0.89% for the Class L shares, multiplied by the average account value over the period, multiplied by 181/365 days to reflect the one-half year period. The Fund's annualized expense ratio includes expenses borne directly by the class plus the Fund's pro-rata share of the weighted average expense ratio of the underlying funds in which it invests (0.20%).
Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs, if applicable. If such fees or expenses were included, returns would be lower.

Great-West Securefoundation® Lifetime 2025 Fund
Summary of Investments by Asset Class as of June 30, 2017
Asset Class	Percentage of Fund Investments
Bond	38.44%
Large Cap Equity	21.58
International Equity	18.63
Mid Cap Equity	9.27
Small Cap Equity	6.54
Fixed Interest Contract	5.54
Total	100.00%
Shareholder Expense Example
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2017 to June 30, 2017).
Actual Expenses
The first row of the table below provides information about actual account values and actual expenses. You may use the information in this row, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first row under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second row of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second row of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	(01/01/17)	(06/30/17)	(01/01/17 – 06/30/17)
Investor Class
Actual	$1,000.00	$1,062.20	$3.27
Hypothetical (5% return before expenses)	$1,000.00	$1,021.60	$3.21
Service Class
Actual	$1,000.00	$1,062.00	$3.78
Hypothetical (5% return before expenses)	$1,000.00	$1,021.10	$3.71
Class L
Actual	$1,000.00	$1,060.80	$4.55
Hypothetical (5% return before expenses)	$1,000.00	$1,020.40	$4.46
* Expenses are equal to the Fund's annualized expense ratio of 0.64% for the Investor Class, 0.74% for the Service Class and 0.89% for the Class L shares, multiplied by the average account value over the period, multiplied by 181/365 days to reflect the one-half year period. The Fund's annualized expense ratio includes expenses borne directly by the class plus the Fund's pro-rata share of the weighted average expense ratio of the underlying funds in which it invests (0.20%).
Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs, if applicable. If such fees or expenses were included, returns would be lower.

Great-West Securefoundation® Lifetime 2030 Fund
Summary of Investments by Asset Class as of June 30, 2017
Asset Class	Percentage of Fund Investments
Bond	31.45%
Large Cap Equity	24.37
International Equity	22.29
Mid Cap Equity	10.50
Small Cap Equity	7.89
Fixed Interest Contract	3.50
Total	100.00%
Shareholder Expense Example
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2017 to June 30, 2017).
Actual Expenses
The first row of the table below provides information about actual account values and actual expenses. You may use the information in this row, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first row under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second row of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second row of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	(01/01/17)	(06/30/17)	(01/01/17 – 06/30/17)
Investor Class
Actual	$1,000.00	$1,069.40	$3.34
Hypothetical (5% return before expenses)	$1,000.00	$1,021.60	$3.26
Service Class
Actual	$1,000.00	$1,069.40	$3.90
Hypothetical (5% return before expenses)	$1,000.00	$1,021.00	$3.81
Class L
Actual	$1,000.00	$1,068.80	$4.51
Hypothetical (5% return before expenses)	$1,000.00	$1,020.40	$4.41
* Expenses are equal to the Fund's annualized expense ratio of 0.65% for the Investor Class, 0.76% for the Service Class and 0.88% for the Class L shares, multiplied by the average account value over the period, multiplied by 181/365 days to reflect the one-half year period. The Fund's annualized expense ratio includes expenses borne directly by the class plus the Fund's pro-rata share of the weighted average expense ratio of the underlying funds in which it invests (0.21%).
Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs, if applicable. If such fees or expenses were included, returns would be lower.

Great-West Securefoundation® Lifetime 2035 Fund
Summary of Investments by Asset Class as of June 30, 2017
Asset Class	Percentage of Fund Investments
Large Cap Equity	27.86%
International Equity	27.17
Bond	21.81
Mid Cap Equity	11.97
Small Cap Equity	9.60
Fixed Interest Contract	1.59
Total	100.00%
Shareholder Expense Example
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2017 to June 30, 2017).
Actual Expenses
The first row of the table below provides information about actual account values and actual expenses. You may use the information in this row, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first row under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second row of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second row of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	(01/01/17)	(06/30/17)	(01/01/17 – 06/30/17)
Investor Class
Actual	$1,000.00	$1,081.00	$3.41
Hypothetical (5% return before expenses)	$1,000.00	$1,021.50	$3.31
Service Class
Actual	$1,000.00	$1,079.50	$3.97
Hypothetical (5% return before expenses)	$1,000.00	$1,021.00	$3.86
Class L
Actual	$1,000.00	$1,079.80	$4.28
Hypothetical (5% return before expenses)	$1,000.00	$1,020.70	$4.16
* Expenses are equal to the Fund's annualized expense ratio of 0.66% for the Investor Class, 0.77% for the Service Class and 0.83% for the Class L shares, multiplied by the average account value over the period, multiplied by 181/365 days to reflect the one-half year period. The Fund's annualized expense ratio includes expenses borne directly by the class plus the Fund's pro-rata share of the weighted average expense ratio of the underlying funds in which it invests (0.22%).
Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs, if applicable. If such fees or expenses were included, returns would be lower.

Great-West Securefoundation® Lifetime 2040 Fund
Summary of Investments by Asset Class as of June 30, 2017
Asset Class	Percentage of Fund Investments
International Equity	31.35%
Large Cap Equity	30.03
Bond	14.06
Mid Cap Equity	12.90
Small Cap Equity	11.12
Fixed Interest Contract	0.54
Total	100.00%
Shareholder Expense Example
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2017 to June 30, 2017).
Actual Expenses
The first row of the table below provides information about actual account values and actual expenses. You may use the information in this row, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first row under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second row of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second row of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	(01/01/17)	(06/30/17)	(01/01/17 – 06/30/17)
Investor Class
Actual	$1,000.00	$1,087.80	$3.52
Hypothetical (5% return before expenses)	$1,000.00	$1,021.40	$3.41
Service Class
Actual	$1,000.00	$1,087.50	$4.04
Hypothetical (5% return before expenses)	$1,000.00	$1,020.90	$3.91
Class L
Actual	$1,000.00	$1,087.80	$4.24
Hypothetical (5% return before expenses)	$1,000.00	$1,020.70	$4.11
* Expenses are equal to the Fund's annualized expense ratio of 0.68% for the Investor Class, 0.78% for the Service Class and 0.82% for the Class L shares, multiplied by the average account value over the period, multiplied by 181/365 days to reflect the one-half year period. The Fund's annualized expense ratio includes expenses borne directly by the class plus the Fund's pro-rata share of the weighted average expense ratio of the underlying funds in which it invests (0.23%).
Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs, if applicable. If such fees or expenses were included, returns would be lower.

Great-West Securefoundation® Lifetime 2045 Fund
Summary of Investments by Asset Class as of June 30, 2017
Asset Class	Percentage of Fund Investments
International Equity	34.13%
Large Cap Equity	30.58
Mid Cap Equity	13.13
Small Cap Equity	12.05
Bond	10.05
Fixed Interest Contract	0.06
Total	100.00%
Shareholder Expense Example
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2017 to June 30, 2017).
Actual Expenses
The first row of the table below provides information about actual account values and actual expenses. You may use the information in this row, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first row under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second row of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second row of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	(01/01/17)	(06/30/17)	(01/01/17 – 06/30/17)
Investor Class
Actual	$1,000.00	$1,092.60	$3.53
Hypothetical (5% return before expenses)	$1,000.00	$1,021.40	$3.41
Service Class
Actual	$1,000.00	$1,092.00	$4.05
Hypothetical (5% return before expenses)	$1,000.00	$1,020.90	$3.91
Class L
Actual	$1,000.00	$1,092.10	$4.72
Hypothetical (5% return before expenses)	$1,000.00	$1,020.30	$4.56
* Expenses are equal to the Fund's annualized expense ratio of 0.68% for the Investor Class, 0.78% for the Service Class and 0.91% for the Class L shares, multiplied by the average account value over the period, multiplied by 181/365 days to reflect the one-half year period. The Fund's annualized expense ratio includes expenses borne directly by the class plus the Fund's pro-rata share of the weighted average expense ratio of the underlying funds in which it invests (0.24%).
Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs, if applicable. If such fees or expenses were included, returns would be lower.

Great-West Securefoundation® Lifetime 2050 Fund
Summary of Investments by Asset Class as of June 30, 2017
Asset Class	Percentage of Fund Investments
International Equity	35.82%
Large Cap Equity	30.06
Mid Cap Equity	12.89
Small Cap Equity	12.55
Bond	8.68
Total	100.00%
Shareholder Expense Example
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2017 to June 30, 2017).
Actual Expenses
The first row of the table below provides information about actual account values and actual expenses. You may use the information in this row, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first row under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second row of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second row of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	(01/01/17)	(06/30/17)	(01/01/17 – 06/30/17)
Investor Class
Actual	$1,000.00	$1,094.40	$3.53
Hypothetical (5% return before expenses)	$1,000.00	$1,021.40	$3.41
Service Class
Actual	$1,000.00	$1,094.70	$4.10
Hypothetical (5% return before expenses)	$1,000.00	$1,020.90	$3.96
Class L
Actual	$1,000.00	$1,094.40	$4.47
Hypothetical (5% return before expenses)	$1,000.00	$1,020.50	$4.31
* Expenses are equal to the Fund's annualized expense ratio of 0.68% for the Investor Class, 0.79% for the Service Class and 0.86% for the Class L shares, multiplied by the average account value over the period, multiplied by 181/365 days to reflect the one-half year period. The Fund's annualized expense ratio includes expenses borne directly by the class plus the Fund's pro-rata share of the weighted average expense ratio of the underlying funds in which it invests (0.24%).
Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs, if applicable. If such fees or expenses were included, returns would be lower.

Great-West Securefoundation® Lifetime 2055 Fund
Summary of Investments by Asset Class as of June 30, 2017
Asset Class	Percentage of Fund Investments
International Equity	37.18%
Large Cap Equity	29.19
Small Cap Equity	12.98
Mid Cap Equity	12.51
Bond	8.14
Total	100.00%
Shareholder Expense Example
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2017 to June 30, 2017).
Actual Expenses
The first row of the table below provides information about actual account values and actual expenses. You may use the information in this row, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first row under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second row of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second row of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	(01/01/17)	(06/30/17)	(01/01/17 – 06/30/17)
Investor Class
Actual	$1,000.00	$1,095.30	$3.53
Hypothetical (5% return before expenses)	$1,000.00	$1,021.40	$3.41
Service Class
Actual	$1,000.00	$1,095.40	$4.05
Hypothetical (5% return before expenses)	$1,000.00	$1,020.90	$3.91
Class L
Actual	$1,000.00	$1,095.90	$4.42
Hypothetical (5% return before expenses)	$1,000.00	$1,020.60	$4.26
* Expenses are equal to the Fund's annualized expense ratio of 0.68% for the Investor Class, 0.78% for the Service Class and 0.85% for the Class L shares, multiplied by the average account value over the period, multiplied by 181/365 days to reflect the one-half year period. The Fund's annualized expense ratio includes expenses borne directly by the class plus the Fund's pro-rata share of the weighted average expense ratio of the underlying funds in which it invests (0.24%).
Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs, if applicable. If such fees or expenses were included, returns would be lower.

GREAT-WEST FUNDS, INC.
GREAT-WEST SECUREFOUNDATION® LIFETIME 2015 FUND
Schedule of Investments
As of June 30, 2017 (Unaudited)
Shares		Fair Value
BOND MUTUAL FUNDS
4,061,299	Great-West Bond Index Fund Institutional Class(a)	$39,678,892

TOTAL BOND MUTUAL FUNDS — 38.42% (Cost $40,090,821)		$ 39,678,892
EQUITY MUTUAL FUNDS
1,456,051	Great-West International Index Fund Institutional Class(a)	14,429,464
2,107,760	Great-West S&P 500® Index Fund Institutional Class(a)	22,300,103
957,097	Great-West S&P Mid Cap 400® Index Fund Institutional Class(a)	9,599,677
676,396	Great-West S&P Small Cap 600® Index Fund Institutional Class(a)	6,784,248
425,419	Northern Emerging Markets Equity Index Fund	4,815,747

TOTAL EQUITY MUTUAL FUNDS — 56.08% (Cost $50,735,625)		$ 57,929,239
Account Balance		Fair Value
FIXED INTEREST CONTRACT
5,722,324 (b)	Great-West Life & Annuity Contract(a) 1.50%(c)	$ 5,722,324

TOTAL FIXED INTEREST CONTRACT — 5.54% (Cost $5,722,324)		$ 5,722,324
TOTAL INVESTMENTS — 100.04% (Cost $96,548,770)		$103,330,455
OTHER ASSETS & LIABILITIES, NET — (0.04)%		$ (42,643)
TOTAL NET ASSETS — 100.00%		$103,287,812

(a)	Issuer is considered an affiliate of the Fund.
(b)	Account Balance and Cost represent net deposits and approximate fair value.
(c)	Adjustable rate security; interest rate is subject to change. Interest rate shown reflects the rate in effect at June 30, 2017.
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2017

GREAT-WEST FUNDS, INC.
GREAT-WEST SECUREFOUNDATION® LIFETIME 2020 FUND
Schedule of Investments
As of June 30, 2017 (Unaudited)
Shares		Fair Value
BOND MUTUAL FUNDS
3,059,441	Great-West Bond Index Fund Institutional Class(a)	$29,890,739

TOTAL BOND MUTUAL FUNDS — 38.46% (Cost $30,552,001)		$29,890,739
EQUITY MUTUAL FUNDS
1,094,578	Great-West International Index Fund Institutional Class(a)	10,847,272
1,587,124	Great-West S&P 500® Index Fund Institutional Class(a)	16,791,771
719,602	Great-West S&P Mid Cap 400® Index Fund Institutional Class(a)	7,217,606
506,235	Great-West S&P Small Cap 600® Index Fund Institutional Class(a)	5,077,536
320,084	Northern Emerging Markets Equity Index Fund	3,623,358

TOTAL EQUITY MUTUAL FUNDS — 56.04% (Cost $40,670,289)		$43,557,543
Account Balance		Fair Value
FIXED INTEREST CONTRACT
4,302,867 (b)	Great-West Life & Annuity Contract(a) 1.50%(c)	$4,302,867

TOTAL FIXED INTEREST CONTRACT — 5.54% (Cost $4,302,867)		$ 4,302,867
TOTAL INVESTMENTS — 100.04% (Cost $75,525,157)		$77,751,149
OTHER ASSETS & LIABILITIES, NET — (0.04)%		$ (29,394)
TOTAL NET ASSETS — 100.00%		$77,721,755

(a)	Issuer is considered an affiliate of the Fund.
(b)	Account Balance and Cost represent net deposits and approximate fair value.
(c)	Adjustable rate security; interest rate is subject to change. Interest rate shown reflects the rate in effect at June 30, 2017.
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2017

GREAT-WEST FUNDS, INC.
GREAT-WEST SECUREFOUNDATION® LIFETIME 2025 FUND
Schedule of Investments
As of June 30, 2017 (Unaudited)
Shares		Fair Value
BOND MUTUAL FUNDS
3,229,814	Great-West Bond Index Fund Institutional Class(a)	$31,555,281

TOTAL BOND MUTUAL FUNDS — 38.46% (Cost $31,866,869)		$31,555,281
EQUITY MUTUAL FUNDS
1,156,727	Great-West International Index Fund Institutional Class(a)	11,463,160
1,674,109	Great-West S&P 500® Index Fund Institutional Class(a)	17,712,074
758,579	Great-West S&P Mid Cap 400® Index Fund Institutional Class(a)	7,608,548
535,372	Great-West S&P Small Cap 600® Index Fund Institutional Class(a)	5,369,787
338,232	Northern Emerging Markets Equity Index Fund	3,828,787

TOTAL EQUITY MUTUAL FUNDS — 56.04% (Cost $42,202,204)		$45,982,356
Account Balance		Fair Value
FIXED INTEREST CONTRACT
4,543,265 (b)	Great-West Life & Annuity Contract(a) 1.50%(c)	$4,543,265

TOTAL FIXED INTEREST CONTRACT — 5.54% (Cost $4,543,265)		$ 4,543,265
TOTAL INVESTMENTS — 100.04% (Cost $78,612,338)		$82,080,902
OTHER ASSETS & LIABILITIES, NET — (0.04)%		$ (33,822)
TOTAL NET ASSETS — 100.00%		$82,047,080

(a)	Issuer is considered an affiliate of the Fund.
(b)	Account Balance and Cost represent net deposits and approximate fair value.
(c)	Adjustable rate security; interest rate is subject to change. Interest rate shown reflects the rate in effect at June 30, 2017.
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2017

GREAT-WEST FUNDS, INC.
GREAT-WEST SECUREFOUNDATION® LIFETIME 2030 FUND
Schedule of Investments
As of June 30, 2017 (Unaudited)
Shares		Fair Value
BOND MUTUAL FUNDS
3,370,331	Great-West Bond Index Fund Institutional Class(a)	$32,928,130

TOTAL BOND MUTUAL FUNDS — 31.46% (Cost $33,570,371)		$ 32,928,130
EQUITY MUTUAL FUNDS
1,746,538	Great-West International Index Fund Institutional Class(a)	17,308,195
2,411,663	Great-West S&P 500® Index Fund Institutional Class(a)	25,515,388
1,095,826	Great-West S&P Mid Cap 400® Index Fund Institutional Class(a)	10,991,131
824,215	Great-West S&P Small Cap 600® Index Fund Institutional Class(a)	8,266,880
533,022	Northern Emerging Markets Equity Index Fund	6,033,812

TOTAL EQUITY MUTUAL FUNDS — 65.08% (Cost $64,226,696)		$ 68,115,406
Account Balance		Fair Value
FIXED INTEREST CONTRACT
3,661,982 (b)	Great-West Life & Annuity Contract(a) 1.50%(c)	$ 3,661,982

TOTAL FIXED INTEREST CONTRACT — 3.50% (Cost $3,661,982)		$ 3,661,982
TOTAL INVESTMENTS — 100.04% (Cost $101,459,049)		$104,705,518
OTHER ASSETS & LIABILITIES, NET — (0.04)%		$ (39,015)
TOTAL NET ASSETS — 100.00%		$104,666,503

(a)	Issuer is considered an affiliate of the Fund.
(b)	Account Balance and Cost represent net deposits and approximate fair value.
(c)	Adjustable rate security; interest rate is subject to change. Interest rate shown reflects the rate in effect at June 30, 2017.
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2017

GREAT-WEST FUNDS, INC.
GREAT-WEST SECUREFOUNDATION® LIFETIME 2035 FUND
Schedule of Investments
As of June 30, 2017 (Unaudited)
Shares		Fair Value
BOND MUTUAL FUNDS
1,514,392	Great-West Bond Index Fund Institutional Class(a)	$14,795,607

TOTAL BOND MUTUAL FUNDS — 21.82% (Cost $14,965,609)		$14,795,607
EQUITY MUTUAL FUNDS
1,362,251	Great-West International Index Fund Institutional Class(a)	13,499,910
1,786,637	Great-West S&P 500® Index Fund Institutional Class(a)	18,902,615
809,720	Great-West S&P Mid Cap 400® Index Fund Institutional Class(a)	8,121,495
649,566	Great-West S&P Small Cap 600® Index Fund Institutional Class(a)	6,515,153
436,352	Northern Emerging Markets Equity Index Fund	4,939,500

TOTAL EQUITY MUTUAL FUNDS — 76.63% (Cost $48,186,317)		$51,978,673
Account Balance		Fair Value
FIXED INTEREST CONTRACT
1,080,630 (b)	Great-West Life & Annuity Contract(a) 1.50%(c)	$1,080,630

TOTAL FIXED INTEREST CONTRACT — 1.59% (Cost $1,080,630)		$ 1,080,630
TOTAL INVESTMENTS — 100.04% (Cost $64,232,556)		$67,854,910
OTHER ASSETS & LIABILITIES, NET — (0.04)%		$ (27,330)
TOTAL NET ASSETS — 100.00%		$67,827,580

(a)	Issuer is considered an affiliate of the Fund.
(b)	Account Balance and Cost represent net deposits and approximate fair value.
(c)	Adjustable rate security; interest rate is subject to change. Interest rate shown reflects the rate in effect at June 30, 2017.
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2017

GREAT-WEST FUNDS, INC.
GREAT-WEST SECUREFOUNDATION® LIFETIME 2040 FUND
Schedule of Investments
As of June 30, 2017 (Unaudited)
Shares		Fair Value
BOND MUTUAL FUNDS
1,143,303	Great-West Bond Index Fund Institutional Class(a)	$11,170,071

TOTAL BOND MUTUAL FUNDS — 14.07% (Cost $11,373,251)		$11,170,071
EQUITY MUTUAL FUNDS
1,812,513	Great-West International Index Fund Institutional Class(a)	17,962,007
2,254,488	Great-West S&P 500® Index Fund Institutional Class(a)	23,852,479
1,021,519	Great-West S&P Mid Cap 400® Index Fund Institutional Class(a)	10,245,840
880,950	Great-West S&P Small Cap 600® Index Fund Institutional Class(a)	8,835,924
613,135	Northern Emerging Markets Equity Index Fund	6,940,686

TOTAL EQUITY MUTUAL FUNDS — 85.43% (Cost $64,421,091)		$67,836,936
Account Balance		Fair Value
FIXED INTEREST CONTRACT
430,024 (b)	Great-West Life & Annuity Contract(a) 1.50%(c)	$430,024

TOTAL FIXED INTEREST CONTRACT — 0.54% (Cost $430,024)		$ 430,024
TOTAL INVESTMENTS — 100.04% (Cost $76,224,366)		$79,437,031
OTHER ASSETS & LIABILITIES, NET — (0.04)%		$ (29,723)
TOTAL NET ASSETS — 100.00%		$79,407,308

(a)	Issuer is considered an affiliate of the Fund.
(b)	Account Balance and Cost represent net deposits and approximate fair value.
(c)	Adjustable rate security; interest rate is subject to change. Interest rate shown reflects the rate in effect at June 30, 2017.
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2017

GREAT-WEST FUNDS, INC.
GREAT-WEST SECUREFOUNDATION® LIFETIME 2045 FUND
Schedule of Investments
As of June 30, 2017 (Unaudited)
Shares		Fair Value
BOND MUTUAL FUNDS
321,282	Great-West Bond Index Fund Institutional Class(a)	$3,138,925

TOTAL BOND MUTUAL FUNDS — 10.05% (Cost $3,178,749)		$ 3,138,925
EQUITY MUTUAL FUNDS
765,183	Great-West International Index Fund Institutional Class(a)	7,582,961
902,812	Great-West S&P 500® Index Fund Institutional Class(a)	9,551,755
408,789	Great-West S&P Mid Cap 400® Index Fund Institutional Class(a)	4,100,160
375,100	Great-West S&P Small Cap 600® Index Fund Institutional Class(a)	3,762,249
271,851	Northern Emerging Markets Equity Index Fund	3,077,354

TOTAL EQUITY MUTUAL FUNDS — 89.93% (Cost $25,901,741)		$28,074,479
Account Balance		Fair Value
FIXED INTEREST CONTRACT
18,772 (b)	Great-West Life & Annuity Contract(a) 1.50%(c)	$ 18,772

TOTAL FIXED INTEREST CONTRACT — 0.06% (Cost $18,772)		$ 18,772
TOTAL INVESTMENTS — 100.04% (Cost $29,099,262)		$31,232,176
OTHER ASSETS & LIABILITIES, NET — (0.04)%		$ (12,674)
TOTAL NET ASSETS — 100.00%		$31,219,502

(a)	Issuer is considered an affiliate of the Fund.
(b)	Account Balance and Cost represent net deposits and approximate fair value.
(c)	Adjustable rate security; interest rate is subject to change. Interest rate shown reflects the rate in effect at June 30, 2017.
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2017

GREAT-WEST FUNDS, INC.
GREAT-WEST SECUREFOUNDATION® LIFETIME 2050 FUND
Schedule of Investments
As of June 30, 2017 (Unaudited)
Shares		Fair Value
BOND MUTUAL FUNDS
192,211	Great-West Bond Index Fund Institutional Class(a)	$1,877,906

TOTAL BOND MUTUAL FUNDS — 8.68% (Cost $1,904,953)		$ 1,877,906
EQUITY MUTUAL FUNDS
548,656	Great-West International Index Fund Institutional Class(a)	5,437,176
614,752	Great-West S&P 500® Index Fund Institutional Class(a)	6,504,079
278,067	Great-West S&P Mid Cap 400® Index Fund Institutional Class(a)	2,789,010
270,711	Great-West S&P Small Cap 600® Index Fund Institutional Class(a)	2,715,233
Shares		Fair Value
Equity Mutual Funds — (continued)
204,253	Northern Emerging Markets Equity Index Fund	$2,312,145

TOTAL EQUITY MUTUAL FUNDS — 91.36% (Cost $18,428,601)		$19,757,643
TOTAL INVESTMENTS — 100.04% (Cost $20,333,554)		$21,635,549
OTHER ASSETS & LIABILITIES, NET — (0.04)%		$ (8,115)
TOTAL NET ASSETS — 100.00%		$21,627,434

(a)	Issuer is considered an affiliate of the Fund.
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2017

GREAT-WEST FUNDS, INC.
GREAT-WEST SECUREFOUNDATION® LIFETIME 2055 FUND
Schedule of Investments
As of June 30, 2017 (Unaudited)
Shares		Fair Value
BOND MUTUAL FUNDS
62,386	Great-West Bond Index Fund Institutional Class(a)	$ 609,508

TOTAL BOND MUTUAL FUNDS — 8.14% (Cost $616,565)		$ 609,508
EQUITY MUTUAL FUNDS
194,319	Great-West International Index Fund Institutional Class(a)	1,925,707
206,572	Great-West S&P 500® Index Fund Institutional Class(a)	2,185,529
93,404	Great-West S&P Mid Cap 400® Index Fund Institutional Class(a)	936,847
96,842	Great-West S&P Small Cap 600® Index Fund Institutional Class(a)	971,322
Shares		Fair Value
Equity Mutual Funds — (continued)
75,794	Northern Emerging Markets Equity Index Fund	$ 857,984

TOTAL EQUITY MUTUAL FUNDS — 91.90% (Cost $6,330,909)		$6,877,389
TOTAL INVESTMENTS — 100.04% (Cost $6,947,474)		$7,486,897
OTHER ASSETS & LIABILITIES, NET — (0.04)%		$ (2,926)
TOTAL NET ASSETS — 100.00%		$7,483,971

(a)	Issuer is considered an affiliate of the Fund.
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2017

GREAT-WEST FUNDS, INC.
Statement of Assets and Liabilities
As of June 30, 2017 (Unaudited)
	Great-West SecureFoundation® Lifetime 2015 Fund	Great-West SecureFoundation® Lifetime 2020 Fund	Great-West SecureFoundation® Lifetime 2025 Fund
ASSETS:
Investments at fair value, affiliated(a)	$98,514,708	$74,127,791	$78,252,115
Investments at fair value, unaffiliated(b)	4,815,747	3,623,358	3,828,787
Subscriptions receivable	33,639	84,200	39,010
Receivable for investments sold	39,015	-	83,342
Total Assets	103,403,109	77,835,349	82,203,254
LIABILITIES:
Payable for investments purchased	18,278	80,429	8,105
Payable for distribution fees	5,320	1,187	3,988
Payable for shareholder services fees	29,757	22,486	23,787
Payable to investment adviser	7,566	5,721	6,047
Redemptions payable	54,376	3,771	114,247
Total Liabilities	115,297	113,594	156,174
NET ASSETS	$103,287,812	$77,721,755	$82,047,080
NET ASSETS REPRESENTED BY:
Capital stock, $0.10 par value	$913,235	$627,765	$705,703
Paid-in capital in excess of par	94,293,001	74,363,984	76,607,062
Net unrealized appreciation	6,781,685	2,225,992	3,468,564
Overdistributed net investment income	(4,851)	(2,796)	(3,821)
Accumulated net realized gain	1,304,742	506,810	1,269,572
NET ASSETS	$103,287,812	$77,721,755	$82,047,080
NET ASSETS BY CLASS
Investor Class	$54,099,844	$66,202,572	$36,191,514
Service Class	$39,029,067	$9,540,803	$44,429,798
Class L	$10,158,901	$1,978,380	$1,425,768
CAPITAL STOCK:
Authorized
Investor Class	30,000,000	15,000,000	30,000,000
Service Class	30,000,000	5,000,000	30,000,000
Class L	5,000,000	5,000,000	5,000,000
Issued and Outstanding
Investor Class	4,754,152	5,349,192	3,122,299
Service Class	3,381,642	769,562	3,796,695
Class L	996,557	158,899	138,036
NET ASSET VALUE, REDEMPTION PRICE AND OFFERING PRICE PER SHARE:
Investor Class	$11.38	$12.38	$11.59
Service Class	$11.54	$12.40	$11.70
Class L	$10.19	$12.45	$10.33
(a) Cost of investments, affiliated	$92,673,091	$72,504,380	$75,388,873
(b) Cost of investments, unaffiliated	$3,875,679	$3,020,777	$3,223,465
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2017

GREAT-WEST FUNDS, INC.
Statement of Assets and Liabilities
As of June 30, 2017 (Unaudited)
	Great-West SecureFoundation® Lifetime 2030 Fund	Great-West SecureFoundation® Lifetime 2035 Fund	Great-West SecureFoundation® Lifetime 2040 Fund
ASSETS:
Investments at fair value, affiliated(a)	$98,671,706	$62,915,410	$72,496,345
Investments at fair value, unaffiliated(b)	6,033,812	4,939,500	6,940,686
Subscriptions receivable	42,223	36,916	28,377
Total Assets	104,747,741	67,891,826	79,465,408
LIABILITIES:
Payable for investments purchased	12,839	32,001	28,327
Payable for distribution fees	753	2,180	462
Payable for shareholder services fees	30,177	19,694	22,897
Payable to investment adviser	8,085	5,456	6,364
Redemptions payable	29,384	4,915	50
Total Liabilities	81,238	64,246	58,100
NET ASSETS	$104,666,503	$67,827,580	$79,407,308
NET ASSETS REPRESENTED BY:
Capital stock, $0.10 par value	$806,457	$537,533	$593,746
Paid-in capital in excess of par	99,575,969	62,559,790	74,638,948
Net unrealized appreciation	3,246,469	3,622,354	3,212,665
Overdistributed net investment income	(2,954)	(2,537)	(2,557)
Accumulated net realized gain	1,040,562	1,110,440	964,506
NET ASSETS	$104,666,503	$67,827,580	$79,407,308
NET ASSETS BY CLASS
Investor Class	$95,600,541	$41,726,857	$73,921,560
Service Class	$8,976,122	$26,074,679	$5,464,925
Class L	$89,840	$26,044	$20,823
CAPITAL STOCK:
Authorized
Investor Class	20,000,000	30,000,000	15,000,000
Service Class	5,000,000	10,000,000	5,000,000
Class L	5,000,000	5,000,000	5,000,000
Issued and Outstanding
Investor Class	7,368,262	3,318,099	5,527,611
Service Class	689,454	2,054,888	408,300
Class L	6,853	2,339	1,544
NET ASSET VALUE, REDEMPTION PRICE AND OFFERING PRICE PER SHARE:
Investor Class	$12.97	$12.58	$13.37
Service Class	$13.02	$12.69	$13.38
Class L	$13.11	$11.13	$13.49
(a) Cost of investments, affiliated	$96,260,065	$60,018,072	$70,027,458
(b) Cost of investments, unaffiliated	$5,198,984	$4,214,484	$6,196,908
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2017

GREAT-WEST FUNDS, INC.
Statement of Assets and Liabilities
As of June 30, 2017 (Unaudited)
	Great-West SecureFoundation® Lifetime 2045 Fund	Great-West SecureFoundation® Lifetime 2050 Fund	Great-West SecureFoundation® Lifetime 2055 Fund
ASSETS:
Investments at fair value, affiliated(a)	$28,154,822	$19,323,404	$6,628,913
Investments at fair value, unaffiliated(b)	3,077,354	2,312,145	857,984
Subscriptions receivable	26,427	15,027	10,334
Total Assets	31,258,603	21,650,576	7,497,231
LIABILITIES:
Payable for investments purchased	14,637	15,027	10,334
Payable for distribution fees	1,207	216	234
Payable for shareholder services fees	8,990	6,218	2,128
Payable to investment adviser	2,477	1,681	564
Redemptions payable	11,790	-	-
Total Liabilities	39,101	23,142	13,260
NET ASSETS	$31,219,502	$21,627,434	$7,483,971
NET ASSETS REPRESENTED BY:
Capital stock, $0.10 par value	$244,475	$160,304	$58,119
Paid-in capital in excess of par	27,794,537	19,981,264	6,864,765
Net unrealized appreciation	2,132,914	1,301,995	539,423
Undistributed (overdistributed) net investment income	416,467	(1,095)	(407)
Accumulated net realized gain	631,109	184,966	22,071
NET ASSETS	$31,219,502	$21,627,434	$7,483,971
NET ASSETS BY CLASS
Investor Class	$16,687,606	$18,989,312	$4,601,000
Service Class	$14,430,639	$2,610,759	$2,862,383
Class L	$101,257	$27,363	$20,588
CAPITAL STOCK:
Authorized
Investor Class	10,000,000	5,000,000	10,000,000
Service Class	10,000,000	5,000,000	10,000,000
Class L	5,000,000	5,000,000	5,000,000
Issued and Outstanding
Investor Class	1,305,948	1,407,291	357,416
Service Class	1,129,663	193,725	221,937
Class L	9,134	2,020	1,837
NET ASSET VALUE, REDEMPTION PRICE AND OFFERING PRICE PER SHARE:
Investor Class	$12.78	$13.49	$12.87
Service Class	$12.77	$13.48	$12.90
Class L	$11.09	$13.55	$11.21
(a) Cost of investments, affiliated	$26,426,378	$18,284,584	$6,201,676
(b) Cost of investments, unaffiliated	$2,672,884	$2,048,970	$745,798
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2017

GREAT-WEST FUNDS, INC.
Statement of Operations
For the period ended June 30, 2017 (Unaudited)
	Great-West SecureFoundation® Lifetime 2015 Fund	Great-West SecureFoundation® Lifetime 2020 Fund	Great-West SecureFoundation® Lifetime 2025 Fund
INVESTMENT INCOME:
Interest, affiliated	$42,143	$31,566	$32,948
Dividends, affiliated	822,189	617,641	650,531
Total Income	864,332	649,207	683,479
EXPENSES:
Management fees	60,991	46,036	47,682
Shareholder services fees – Investor Class	92,601	113,724	60,121
Shareholder services fees – Service Class	67,838	17,158	76,711
Shareholder services fees – Class L	17,453	3,391	2,239
Distribution fees – Service Class	19,602	4,935	22,173
Distribution fees – Class L	12,602	2,423	1,605
Total Expenses	271,087	187,667	210,531
Less amount waived by distributor - Class L	-	10	10
Less amount waived for management fees	15,298	11,475	11,960
Net Expenses	255,789	176,182	198,561
NET INVESTMENT INCOME	608,543	473,025	484,918
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on investments, affiliated	82,882	(10,945)	348,796
Net realized gain (loss) on investments, unaffiliated	125,703	(16,728)	8,582
Net Realized Gain (Loss)	208,585	(27,673)	357,378
Net change in unrealized appreciation on investments	5,374,911	4,206,897	3,969,631
Net Realized and Unrealized Gain	5,583,496	4,179,224	4,327,009
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$6,192,039	$4,652,249	$4,811,927
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2017

GREAT-WEST FUNDS, INC.
Statement of Operations
For the period ended June 30, 2017 (Unaudited)
	Great-West SecureFoundation® Lifetime 2030 Fund	Great-West SecureFoundation® Lifetime 2035 Fund	Great-West SecureFoundation® Lifetime 2040 Fund
INVESTMENT INCOME:
Interest, affiliated	$26,254	$7,978	$3,061
Dividends, affiliated	802,809	495,238	542,605
Total Income	829,063	503,216	545,666
EXPENSES:
Management fees	60,713	40,238	45,878
Shareholder services fees – Investor Class	161,379	69,945	122,620
Shareholder services fees – Service Class	15,555	47,409	11,194
Shareholder services fees – Class L	174	44	35
Distribution fees – Service Class	4,470	13,697	3,215
Distribution fees – Class L	122	31	25
Total Expenses	242,413	171,364	182,967
Less amount waived by distributor - Class L	10	10	11
Less amount waived for management fees	12,834	7,530	8,419
Net Expenses	229,569	163,824	174,537
NET INVESTMENT INCOME	599,494	339,392	371,129
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on investments, affiliated	(26,943)	148,669	(22,075)
Net realized loss on investments, unaffiliated	(73,665)	(109,844)	(79,272)
Net Realized Gain (Loss)	(100,608)	38,825	(101,347)
Net change in unrealized appreciation on investments	6,350,165	4,812,670	6,189,045
Net Realized and Unrealized Gain	6,249,557	4,851,495	6,087,698
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$6,849,051	$5,190,887	$6,458,827
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2017

GREAT-WEST FUNDS, INC.
Statement of Operations
For the period ended June 30, 2017 (Unaudited)
	Great-West SecureFoundation® Lifetime 2045 Fund	Great-West SecureFoundation® Lifetime 2050 Fund	Great-West SecureFoundation® Lifetime 2055 Fund
INVESTMENT INCOME:
Interest, affiliated	$135	$-	$-
Dividends, affiliated	204,503	136,659	45,725
Total Income	204,638	136,659	45,725
EXPENSES:
Management fees	18,022	12,160	4,013
Shareholder services fees – Investor Class	27,230	30,986	7,100
Shareholder services fees – Service Class	25,195	4,475	4,633
Shareholder services fees – Class L	172	46	35
Distribution fees – Service Class	7,278	1,289	1,331
Distribution fees – Class L	123	33	25
Total Expenses	78,020	48,989	17,137
Less amount waived by distributor - Service Class	-	4	-
Less amount waived by distributor - Class L	11	11	10
Less amount waived for management fees	3,454	2,490	887
Net Expenses	74,555	46,484	16,240
NET INVESTMENT INCOME	130,083	90,175	29,485
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on investments, affiliated	186,710	(4,317)	(2,232)
Net realized loss on investments, unaffiliated	(67,628)	(21,957)	(3,479)
Net Realized Gain (Loss)	119,082	(26,274)	(5,711)
Net change in unrealized appreciation on investments	2,402,383	1,757,633	582,794
Net Realized and Unrealized Gain	2,521,465	1,731,359	577,083
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$2,651,548	$1,821,534	$606,568
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2017

GREAT-WEST FUNDS, INC.
Statement of Changes in Net Assets
For the period ended June 30, 2017 and fiscal year ended December 31, 2016
Great-West SecureFoundation® Lifetime 2015 Fund	2017 (Unaudited)	2016
OPERATIONS:
Net investment income	$608,543	$2,001,970
Net realized gain	208,585	3,553,267
Net change in unrealized appreciation	5,374,911	3,022,360
Net Increase in Net Assets Resulting from Operations	6,192,039	8,577,597
DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income
Investor Class	(335,217)	(1,084,430)
Service Class	(217,628)	(764,040)
Class L	(60,549)	(190,242)
From net investment income	(613,394)	(2,038,712)
From net realized gains
Investor Class	-	(1,883,778)
Service Class	-	(1,468,673)
Class L	-	(381,801)
From net realized gains	0	(3,734,252)
Total Distributions	(613,394)	(5,772,964)
CAPITAL SHARE TRANSACTIONS:
Shares sold
Investor Class	3,169,670	33,842,957
Service Class	4,380,700	13,232,671
Class L	161,404	2,153,980
Shares issued in reinvestment of distributions
Investor Class	335,217	2,968,208
Service Class	217,628	2,232,713
Class L	60,549	572,043
Shares redeemed
Investor Class	(5,509,522)	(11,117,019)
Service Class	(8,606,723)	(16,477,768)
Class L	(369,276)	(2,142,450)
Net Increase (Decrease) in Net Assets Resulting from Capital Share Transactions	(6,160,353)	25,265,335
Total Increase (Decrease) in Net Assets	(581,708)	28,069,968
NET ASSETS:
Beginning of Period	103,869,520	75,799,552
End of Period(a)	$103,287,812	$103,869,520
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2017

GREAT-WEST FUNDS, INC.
Statement of Changes in Net Assets
For the period ended June 30, 2017 and fiscal year ended December 31, 2016
Great-West SecureFoundation® Lifetime 2015 Fund	2017 (Unaudited)	2016
CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold
Investor Class	283,650	3,249,104
Service Class	389,166	1,237,409
Class L	16,587	223,847
Shares issued in reinvestment of distributions
Investor Class	29,457	273,941
Service Class	18,858	203,311
Class L	5,936	58,801
Shares redeemed
Investor Class	(494,446)	(1,022,574)
Service Class	(767,573)	(1,499,200)
Class L	(36,722)	(223,629)
Net Increase (Decrease)	(555,087)	2,501,010
(a) Including overdistributed net investment income:	$(4,851)	$0
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2017

GREAT-WEST FUNDS, INC.
Statement of Changes in Net Assets
For the period ended June 30, 2017 and fiscal year ended December 31, 2016
Great-West SecureFoundation® Lifetime 2020 Fund	2017 (Unaudited)	2016
OPERATIONS:
Net investment income	$473,025	$1,446,389
Net realized gain (loss)	(27,673)	783,590
Net change in unrealized appreciation	4,206,897	2,774,984
Net Increase in Net Assets Resulting from Operations	4,652,249	5,004,963
DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income
Investor Class	(413,236)	(1,261,623)
Service Class	(53,024)	(186,551)
Class L	(9,943)	(30,001)
From net investment income	(476,203)	(1,478,175)
From net realized gains
Investor Class	-	(1,281,238)
Service Class	-	(199,514)
Class L	-	(38,275)
From net realized gains	0	(1,519,027)
Total Distributions	(476,203)	(2,997,202)
CAPITAL SHARE TRANSACTIONS:
Shares sold
Investor Class	2,812,998	11,240,260
Service Class	1,346,848	4,438,665
Class L	3,250	1,150,218
Shares issued in reinvestment of distributions
Investor Class	413,236	2,542,861
Service Class	53,024	386,065
Class L	9,943	68,276
Shares redeemed
Investor Class	(4,522,732)	(9,225,380)
Service Class	(2,623,741)	(2,924,488)
Class L	(52,561)	(112,092)
Net Increase (Decrease) in Net Assets Resulting from Capital Share Transactions	(2,559,735)	7,564,385
Total Increase in Net Assets	1,616,311	9,572,146
NET ASSETS:
Beginning of Period	76,105,444	66,533,298
End of Period(a)	$77,721,755	$76,105,444
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2017

GREAT-WEST FUNDS, INC.
Statement of Changes in Net Assets
For the period ended June 30, 2017 and fiscal year ended December 31, 2016
Great-West SecureFoundation® Lifetime 2020 Fund	2017 (Unaudited)	2016
CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold
Investor Class	231,816	960,693
Service Class	110,883	378,127
Class L	273	100,247
Shares issued in reinvestment of distributions
Investor Class	33,379	217,668
Service Class	4,276	32,981
Class L	799	5,807
Shares redeemed
Investor Class	(371,953)	(795,875)
Service Class	(215,959)	(252,137)
Class L	(4,319)	(9,468)
Net Increase (Decrease)	(210,805)	638,043
(a) Including (overdistributed) and undistributed net investment income:	$(2,796)	$382
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2017

GREAT-WEST FUNDS, INC.
Statement of Changes in Net Assets
For the period ended June 30, 2017 and fiscal year ended December 31, 2016
Great-West SecureFoundation® Lifetime 2025 Fund	2017 (Unaudited)	2016
OPERATIONS:
Net investment income	$484,918	$1,472,538
Net realized gain	357,378	2,887,663
Net change in unrealized appreciation	3,969,631	876,984
Net Increase in Net Assets Resulting from Operations	4,811,927	5,237,185
DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income
Investor Class	(226,549)	(644,815)
Service Class	(253,176)	(843,019)
Class L	(9,014)	(21,740)
From net investment income	(488,739)	(1,509,574)
From net realized gains
Investor Class	-	(1,267,210)
Service Class	-	(1,822,327)
Class L	-	(50,626)
From net realized gains	0	(3,140,163)
Total Distributions	(488,739)	(4,649,737)
CAPITAL SHARE TRANSACTIONS:
Shares sold
Investor Class	3,259,723	9,201,547
Service Class	7,907,624	9,589,202
Class L	272,372	31,723
Shares issued in reinvestment of distributions
Investor Class	226,549	1,912,025
Service Class	253,176	2,665,346
Class L	9,014	72,366
Shares redeemed
Investor Class	(1,533,618)	(5,017,116)
Service Class	(12,086,146)	(10,180,104)
Class L	(27,990)	(78,591)
Net Increase (Decrease) in Net Assets Resulting from Capital Share Transactions	(1,719,296)	8,196,398
Total Increase in Net Assets	2,603,892	8,783,846
NET ASSETS:
Beginning of Period	79,443,188	70,659,342
End of Period(a)	$82,047,080	$79,443,188
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2017

GREAT-WEST FUNDS, INC.
Statement of Changes in Net Assets
For the period ended June 30, 2017 and fiscal year ended December 31, 2016
Great-West SecureFoundation® Lifetime 2025 Fund	2017 (Unaudited)	2016
CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold
Investor Class	287,880	824,589
Service Class	692,587	851,347
Class L	27,011	3,298
Shares issued in reinvestment of distributions
Investor Class	19,547	172,993
Service Class	21,620	238,992
Class L	873	7,326
Shares redeemed
Investor Class	(134,355)	(450,284)
Service Class	(1,062,967)	(907,997)
Class L	(2,760)	(7,875)
Net Increase (Decrease)	(150,564)	732,389
(a) Including overdistributed net investment income:	$(3,821)	$0
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2017

GREAT-WEST FUNDS, INC.
Statement of Changes in Net Assets
For the period ended June 30, 2017 and fiscal year ended December 31, 2016
Great-West SecureFoundation® Lifetime 2030 Fund	2017 (Unaudited)	2016
OPERATIONS:
Net investment income	$599,494	$1,871,808
Net realized gain (loss)	(100,608)	1,361,932
Net change in unrealized appreciation	6,350,165	4,212,709
Net Increase in Net Assets Resulting from Operations	6,849,051	7,446,449
DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income
Investor Class	(556,471)	(1,754,668)
Service Class	(47,210)	(170,653)
Class L	(390)	(2,602)
From net investment income	(604,071)	(1,927,923)
From net realized gains
Investor Class	-	(1,836,004)
Service Class	-	(217,021)
Class L	-	(2,946)
From net realized gains	0	(2,055,971)
Total Distributions	(604,071)	(3,983,894)
CAPITAL SHARE TRANSACTIONS:
Shares sold
Investor Class	4,326,463	9,050,712
Service Class	915,809	2,216,460
Class L	-	21,048
Shares issued in reinvestment of distributions
Investor Class	556,471	3,590,672
Service Class	47,210	387,674
Class L	390	5,548
Shares redeemed
Investor Class	(3,137,163)	(5,366,990)
Service Class	(1,511,158)	(3,349,927)
Class L	(72,126)	(17,500)
Net Increase in Net Assets Resulting from Capital Share Transactions	1,125,896	6,537,697
Total Increase in Net Assets	7,370,876	10,000,252
NET ASSETS:
Beginning of Period	97,295,627	87,295,375
End of Period(a)	$104,666,503	$97,295,627
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2017

GREAT-WEST FUNDS, INC.
Statement of Changes in Net Assets
For the period ended June 30, 2017 and fiscal year ended December 31, 2016
Great-West SecureFoundation® Lifetime 2030 Fund	2017 (Unaudited)	2016
CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold
Investor Class	341,509	753,166
Service Class	71,625	184,663
Class L	-	1,724
Shares issued in reinvestment of distributions
Investor Class	42,904	296,715
Service Class	3,626	31,989
Class L	30	454
Shares redeemed
Investor Class	(244,684)	(446,031)
Service Class	(118,967)	(273,867)
Class L	(5,765)	(1,405)
Net Increase	90,278	547,408
(a) Including (overdistributed) and undistributed net investment income:	$(2,954)	$1,623
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2017

GREAT-WEST FUNDS, INC.
Statement of Changes in Net Assets
For the period ended June 30, 2017 and fiscal year ended December 31, 2016
Great-West SecureFoundation® Lifetime 2035 Fund	2017 (Unaudited)	2016
OPERATIONS:
Net investment income	$339,392	$1,271,667
Net realized gain	38,825	3,164,655
Net change in unrealized appreciation	4,812,670	1,332,730
Net Increase in Net Assets Resulting from Operations	5,190,887	5,769,052
DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income
Investor Class	(222,437)	(787,911)
Service Class	(120,303)	(535,290)
Class L	(156)	(554)
From net investment income	(342,896)	(1,323,755)
From net realized gains
Investor Class	-	(2,145,777)
Service Class	-	(1,621,570)
Class L	-	(1,515)
From net realized gains	0	(3,768,862)
Total Distributions	(342,896)	(5,092,617)
CAPITAL SHARE TRANSACTIONS:
Shares sold
Investor Class	2,237,821	4,292,677
Service Class	4,521,238	5,971,079
Shares issued in reinvestment of distributions
Investor Class	222,437	2,933,688
Service Class	120,303	2,156,860
Class L	156	2,069
Shares redeemed
Investor Class	(1,899,045)	(2,890,071)
Service Class	(8,528,260)	(11,351,702)
Net Increase (Decrease) in Net Assets Resulting from Capital Share Transactions	(3,325,350)	1,114,600
Total Increase in Net Assets	1,522,641	1,791,035
NET ASSETS:
Beginning of Period	66,304,939	64,513,904
End of Period(a)	$67,827,580	$66,304,939
CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold
Investor Class	182,446	364,357
Service Class	366,387	500,984
Shares issued in reinvestment of distributions
Investor Class	17,710	249,265
Service Class	9,488	181,736
Class L	14	198
Shares redeemed
Investor Class	(153,217)	(244,275)
Service Class	(692,076)	(953,064)
Net Increase (Decrease)	(269,248)	99,201
(a) Including (overdistributed) and undistributed net investment income:	$(2,537)	$967
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2017

GREAT-WEST FUNDS, INC.
Statement of Changes in Net Assets
For the period ended June 30, 2017 and fiscal year ended December 31, 2016
Great-West SecureFoundation® Lifetime 2040 Fund	2017 (Unaudited)	2016
OPERATIONS:
Net investment income	$371,129	$1,412,412
Net realized gain (loss)	(101,347)	1,339,676
Net change in unrealized appreciation	6,189,045	3,832,739
Net Increase in Net Assets Resulting from Operations	6,458,827	6,584,827
DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income
Investor Class	(354,534)	(1,347,089)
Service Class	(20,398)	(124,428)
Class L	(97)	(386)
From net investment income	(375,029)	(1,471,903)
From net realized gains
Investor Class	-	(1,772,656)
Service Class	-	(168,024)
Class L	-	(514)
From net realized gains	0	(1,941,194)
Total Distributions	(375,029)	(3,413,097)
CAPITAL SHARE TRANSACTIONS:
Shares sold
Investor Class	3,220,907	6,566,280
Service Class	926,813	1,824,258
Shares issued in reinvestment of distributions
Investor Class	354,534	3,119,745
Service Class	20,398	292,452
Class L	97	900
Shares redeemed
Investor Class	(1,488,602)	(3,639,791)
Service Class	(2,667,782)	(1,916,768)
Net Increase in Net Assets Resulting from Capital Share Transactions	366,365	6,247,076
Total Increase in Net Assets	6,450,163	9,418,806
NET ASSETS:
Beginning of Period	72,957,145	63,538,339
End of Period(a)	$79,407,308	$72,957,145
CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold
Investor Class	247,578	546,760
Service Class	71,234	153,547
Class L	1	-
Shares issued in reinvestment of distributions
Investor Class	26,557	256,221
Service Class	1,526	24,012
Class L	7	73
Shares redeemed
Investor Class	(114,034)	(303,228)
Service Class	(203,126)	(158,164)
Net Increase	29,743	519,221
(a) Including (overdistributed) and undistributed net investment income:	$(2,557)	$1,343
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2017

GREAT-WEST FUNDS, INC.
Statement of Changes in Net Assets
For the period ended June 30, 2017 and fiscal year ended December 31, 2016
Great-West SecureFoundation® Lifetime 2045 Fund	2017 (Unaudited)	2016
OPERATIONS:
Net investment income	$130,083	$552,385
Net realized gain	119,082	1,750,919
Net change in unrealized appreciation	2,402,383	451,393
Net Increase in Net Assets Resulting from Operations	2,651,548	2,754,697
DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income
Investor Class	(74,948)	(79,759)
Service Class	(56,420)	(80,725)
Class L	(451)	(495)
From net investment income	(131,819)	(160,979)
From net realized gains
Investor Class	-	(942,935)
Service Class	-	(984,839)
Class L	-	(7,219)
From net realized gains	0	(1,934,993)
Total Distributions	(131,819)	(2,095,972)
CAPITAL SHARE TRANSACTIONS:
Shares sold
Investor Class	1,673,485	2,847,063
Service Class	1,452,859	4,838,831
Class L	-	67,112
Shares issued in reinvestment of distributions
Investor Class	74,948	1,022,694
Service Class	56,420	1,065,564
Class L	451	7,714
Shares redeemed
Investor Class	(692,717)	(1,541,658)
Service Class	(2,751,259)	(6,672,931)
Class L	(2,500)	-
Net Increase (Decrease) in Net Assets Resulting from Capital Share Transactions	(188,313)	1,634,389
Total Increase in Net Assets	2,331,416	2,293,114
NET ASSETS:
Beginning of Period	28,888,086	26,594,972
End of Period(a)	$31,219,502	$28,888,086
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2017

GREAT-WEST FUNDS, INC.
Statement of Changes in Net Assets
For the period ended June 30, 2017 and fiscal year ended December 31, 2016
Great-West SecureFoundation® Lifetime 2045 Fund	2017 (Unaudited)	2016
CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold
Investor Class	135,757	243,940
Service Class	117,235	412,333
Class L	-	6,848
Shares issued in reinvestment of distributions
Investor Class	5,874	87,042
Service Class	4,425	90,716
Class L	41	753
Shares redeemed
Investor Class	(55,420)	(130,886)
Service Class	(223,970)	(568,476)
Class L	(224)	-
Net Increase (Decrease)	(16,282)	142,270
(a) Including undistributed net investment income:	$416,467	$418,203
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2017

GREAT-WEST FUNDS, INC.
Statement of Changes in Net Assets
For the period ended June 30, 2017 and fiscal year ended December 31, 2016
Great-West SecureFoundation® Lifetime 2050 Fund	2017 (Unaudited)	2016
OPERATIONS:
Net investment income	$90,175	$360,750
Net realized gain (loss)	(26,274)	336,512
Net change in unrealized appreciation	1,757,633	985,291
Net Increase in Net Assets Resulting from Operations	1,821,534	1,682,553
DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income
Investor Class	(81,391)	(329,040)
Service Class	(9,772)	(46,782)
Class L	(107)	(502)
From net investment income	(91,270)	(376,324)
From net realized gains
Investor Class	-	(424,211)
Service Class	-	(67,121)
Class L	-	(688)
From net realized gains	0	(492,020)
Total Distributions	(91,270)	(868,344)
CAPITAL SHARE TRANSACTIONS:
Shares sold
Investor Class	1,836,113	3,944,330
Service Class	508,733	1,078,096
Class L	-	5,500
Shares issued in reinvestment of distributions
Investor Class	81,391	753,251
Service Class	9,772	113,903
Class L	107	1,190
Shares redeemed
Investor Class	(758,719)	(1,206,326)
Service Class	(580,506)	(746,151)
Class L	(17)	(17)
Net Increase in Net Assets Resulting from Capital Share Transactions	1,096,874	3,943,776
Total Increase in Net Assets	2,827,138	4,757,985
NET ASSETS:
Beginning of Period	18,800,296	14,042,311
End of Period(a)	$21,627,434	$18,800,296
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2017

GREAT-WEST FUNDS, INC.
Statement of Changes in Net Assets
For the period ended June 30, 2017 and fiscal year ended December 31, 2016
Great-West SecureFoundation® Lifetime 2050 Fund	2017 (Unaudited)	2016
CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold
Investor Class	140,284	327,481
Service Class	38,962	90,605
Class L	-	468
Shares issued in reinvestment of distributions
Investor Class	6,042	61,621
Service Class	727	9,337
Class L	8	97
Shares redeemed
Investor Class	(57,456)	(100,316)
Service Class	(44,395)	(62,650)
Class L	(1)	(2)
Net Increase	84,171	326,641
(a) Including overdistributed net investment income:	$(1,095)	$0
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2017

GREAT-WEST FUNDS, INC.
Statement of Changes in Net Assets
For the period ended June 30, 2017 and fiscal year ended December 31, 2016
Great-West SecureFoundation® Lifetime 2055 Fund	2017 (Unaudited)	2016
OPERATIONS:
Net investment income	$29,485	$112,589
Net realized gain (loss)	(5,711)	171,420
Net change in unrealized appreciation	582,794	271,468
Net Increase in Net Assets Resulting from Operations	606,568	555,477
DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income
Investor Class	(19,262)	(69,340)
Service Class	(10,528)	(48,307)
Class L	(102)	(455)
From net investment income	(29,892)	(118,102)
From net realized gains
Investor Class	-	(145,817)
Service Class	-	(126,173)
Class L	-	(973)
From net realized gains	0	(272,963)
Total Distributions	(29,892)	(391,065)
CAPITAL SHARE TRANSACTIONS:
Shares sold
Investor Class	1,028,913	1,438,602
Service Class	506,793	1,101,068
Shares issued in reinvestment of distributions
Investor Class	19,262	215,157
Service Class	10,528	174,480
Class L	102	1,428
Shares redeemed
Investor Class	(236,551)	(405,879)
Service Class	(362,239)	(1,450,588)
Net Increase in Net Assets Resulting from Capital Share Transactions	966,808	1,074,268
Total Increase in Net Assets	1,543,484	1,238,680
NET ASSETS:
Beginning of Period	5,940,487	4,701,807
End of Period(a)	$7,483,971	$5,940,487
CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold
Investor Class	82,865	123,189
Service Class	40,604	94,749
Shares issued in reinvestment of distributions
Investor Class	1,499	18,248
Service Class	818	14,789
Class L	9	138
Shares redeemed
Investor Class	(18,720)	(34,836)
Service Class	(29,372)	(123,955)
Net Increase	77,703	92,322
(a) Including overdistributed net investment income:	$(407)	$0
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2017

GREAT-WEST FUNDS, INC.
GREAT-WEST SECUREFOUNDATION® LIFETIME 2015 FUND
Financial Highlights
Selected data for a share of capital stock of the Fund throughout the periods indicated.
		Income (Loss) from Investment Operations:			Less Distributions:
	Net asset value, beginning of period	Net investment income(a)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	Total Distributions	Net asset value, end of period	Total Return (b)(c)(d)
Investor Class
06/30/2017(Unaudited)	$10.78	0.07	0.60	0.67	(0.07)	-	(0.07)	$11.38	6.22% (e)
12/31/2016	$10.62	0.23	0.55	0.78	(0.23)	(0.39)	(0.62)	$10.78	7.38%
12/31/2015	$11.45	0.20	(0.26)	(0.06)	(0.20)	(0.57)	(0.77)	$10.62	(0.57%)
12/31/2014	$11.59	0.28	0.38	0.66	(0.20)	(0.60)	(0.80)	$11.45	5.76%
12/31/2013	$10.67	0.21	1.32	1.53	(0.20)	(0.41)	(0.61)	$11.59	14.50%
12/31/2012	$ 9.90	0.22	0.88	1.10	(0.21)	(0.12)	(0.33)	$10.67	11.19%
Service Class
06/30/2017(Unaudited)	$10.93	0.06	0.61	0.67	(0.06)	-	(0.06)	$11.54	6.17% (e)
12/31/2016	$10.75	0.20	0.57	0.77	(0.20)	(0.39)	(0.59)	$10.93	7.26%
12/31/2015	$11.57	0.19	(0.26)	(0.07)	(0.18)	(0.57)	(0.75)	$10.75	(0.64%)
12/31/2014	$11.69	0.18	0.48	0.66	(0.18)	(0.60)	(0.78)	$11.57	5.66%
12/31/2013	$10.75	0.18	1.35	1.53	(0.18)	(0.41)	(0.59)	$11.69	14.37%
12/31/2012	$ 9.97	0.20	0.89	1.09	(0.19)	(0.12)	(0.31)	$10.75	11.03%
Class L
06/30/2017(Unaudited)	$ 9.67	0.05	0.53	0.58	(0.06)	-	(0.06)	$10.19	6.01% (e)
12/31/2016	$ 9.58	0.17	0.51	0.68	(0.20)	(0.39)	(0.59)	$ 9.67	7.14%
12/31/2015	$10.41	0.20	(0.27)	(0.07)	(0.19)	(0.57)	(0.76)	$ 9.58	(0.76%)
12/31/2014	$10.60	0.17	0.41	0.58	(0.17)	(0.60)	(0.77)	$10.41	5.48%
12/31/2013	$ 9.80	0.17	1.21	1.38	(0.17)	(0.41)	(0.58)	$10.60	14.21%
12/31/2012	$ 9.14	0.23	0.76	0.99	(0.21)	(0.12)	(0.33)	$ 9.80	10.93%
	Net assets, end of period (000)	Ratio of expenses to average net assets (before reimbursement and/or waiver, if applicable)(f)	Ratio of expenses to average net assets (after reimbursement and/or waiver, if applicable)(f)	Ratio of net investment income to average net assets (after reimbursement and/or waiver, if applicable)(f)	Portfolio turnover rate(g)
Supplemental Data and Ratios
Investor Class
06/30/2017 (Unaudited)	$54,100	0.47% (h)	0.44% (h)	1.26% (h)	5% (e)
12/31/2016	$53,202	0.47%	0.45%	2.08%	28%
12/31/2015	$25,854	0.35%	0.33%	1.73%	23% (i)
12/31/2014	$27,038	0.12%	0.12%	2.40%	29%
12/31/2013	$ 7,399	0.12%	0.12%	1.82%	31%
12/31/2012	$ 4,965	0.12%	0.12%	2.08%	32%
Service Class
06/30/2017 (Unaudited)	$39,029	0.57% (h)	0.54% (h)	1.14% (h)	5% (e)
12/31/2016	$40,897	0.57%	0.54%	1.82%	28%
12/31/2015	$40,833	0.45%	0.43%	1.61%	23% (i)
12/31/2014	$45,334	0.22%	0.22%	1.52%	29%
12/31/2013	$49,846	0.22%	0.22%	1.55%	31%
12/31/2012	$48,054	0.22%	0.22%	1.85%	32%
Class L
06/30/2017 (Unaudited)	$10,159	0.72% (h)	0.69% (h)	1.02% (h)	5% (e)
12/31/2016	$ 9,770	0.72%	0.70%	1.74%	28%
12/31/2015	$ 9,113	0.62%	0.60%	1.90%	23% (i)
12/31/2014	$ 5,108	0.37%	0.37%	1.57%	29%
12/31/2013	$ 3,467	0.37%	0.37%	1.60%	31%
12/31/2012	$ 2,361	0.37%	0.37%	2.34%	32%
(a)	Per share amounts are based upon average shares outstanding.
(b)	Total return does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.
(c)	Total return shown net of expenses reimbursed and/or waived, if applicable. Without the expense reimbursement and/or waiver, the return shown would have been lower.
(d)	Total return does not include the fee of the Guaranteed Lifetime Withdrawal Benefit. If the fee was included, returns would be lower.
(e)	Not annualized for periods less than one full year.
(f)	Expense ratio and income ratio do not include expenses of the underlying investments in which the Fund invests.
(g)	Portfolio turnover is calculated at the Fund level.
(h)	Annualized.
(i)	Portfolio turnover calculation excludes transfers in affiliated underlying investments from Investor Class to Institutional Class shares that occurred May 1, 2015.
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2017

GREAT-WEST FUNDS, INC.
GREAT-WEST SECUREFOUNDATION® LIFETIME 2020 FUND
Financial Highlights
Selected data for a share of capital stock of the Fund throughout the periods indicated.
		Income (Loss) from Investment Operations:			Less Distributions:
	Net asset value, beginning of period	Net investment income(a)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	Total Distributions	Net asset value, end of period	Total Return (b)(c)(d)
Investor Class
06/30/2017(Unaudited)	$11.73	0.08	0.65	0.73	(0.08)	-	(0.08)	$12.38	6.20% (e)
12/31/2016	$11.37	0.24	0.60	0.84	(0.24)	(0.24)	(0.48)	$11.73	7.44%
12/31/2015	$11.89	0.25	(0.32)	(0.07)	(0.20)	(0.25)	(0.45)	$11.37	(0.56%)
12/31/2014	$11.72	0.29	0.38	0.67	(0.20)	(0.30)	(0.50)	$11.89	5.75%
12/31/2013	$10.58	0.28	1.24	1.52	(0.22)	(0.16)	(0.38)	$11.72	14.42%
12/31/2012	$ 9.81	0.26	0.85	1.11	(0.32)	(0.02)	(0.34)	$10.58	11.34%
Service Class
06/30/2017(Unaudited)	$11.74	0.07	0.66	0.73	(0.07)	-	(0.07)	$12.40	6.22% (e)
12/31/2016	$11.39	0.24	0.58	0.82	(0.23)	(0.24)	(0.47)	$11.74	7.24%
12/31/2015	$11.90	0.20	(0.28)	(0.08)	(0.18)	(0.25)	(0.43)	$11.39	(0.68%)
12/31/2014	$11.72	0.19	0.47	0.66	(0.18)	(0.30)	(0.48)	$11.90	5.63%
12/31/2013	$10.57	0.21	1.30	1.51	(0.20)	(0.16)	(0.36)	$11.72	14.33%
12/31/2012	$ 9.80	0.25	0.83	1.08	(0.29)	(0.02)	(0.31)	$10.57	11.05%
Class L
06/30/2017(Unaudited)	$11.80	0.06	0.65	0.71	(0.06)	-	(0.06)	$12.45	6.04% (e)
12/31/2016	$11.43	0.23	0.59	0.82	(0.21)	(0.24)	(0.45)	$11.80	7.20%
12/31/2015	$11.94	0.19	(0.29)	(0.10)	(0.16)	(0.25)	(0.41)	$11.43	(0.86%)
12/31/2014	$11.76	0.21	0.44	0.65	(0.17)	(0.30)	(0.47)	$11.94	5.52%
12/31/2013	$10.60	0.16	1.34	1.50	(0.18)	(0.16)	(0.34)	$11.76	14.16%
12/31/2012	$ 9.80	0.18	0.88	1.06	(0.24)	(0.02)	(0.26)	$10.60	10.88%
	Net assets, end of period (000)	Ratio of expenses to average net assets (before reimbursement and/or waiver, if applicable)(f)	Ratio of expenses to average net assets (after reimbursement and/or waiver, if applicable)(f)	Ratio of net investment income to average net assets (after reimbursement and/or waiver, if applicable)(f)	Portfolio turnover rate(g)
Supplemental Data and Ratios
Investor Class
06/30/2017 (Unaudited)	$66,203	0.47% (h)	0.44% (h)	1.26% (h)	5% (e)
12/31/2016	$63,971	0.47%	0.44%	2.03%	21%
12/31/2015	$57,682	0.42%	0.39%	2.10%	17% (i)
12/31/2014	$18,134	0.12%	0.12%	2.41%	23%
12/31/2013	$ 5,418	0.12%	0.12%	2.41%	18%
12/31/2012	$ 1,667	0.12%	0.12%	2.48%	84%
Service Class
06/30/2017 (Unaudited)	$ 9,541	0.57% (h)	0.54% (h)	1.10% (h)	5% (e)
12/31/2016	$10,221	0.57%	0.54%	2.04%	21%
12/31/2015	$ 8,102	0.45%	0.44%	1.63%	17% (i)
12/31/2014	$ 8,567	0.22%	0.22%	1.57%	23%
12/31/2013	$ 8,001	0.22%	0.22%	1.89%	18%
12/31/2012	$ 3,278	0.22%	0.22%	2.41%	84%
Class L
06/30/2017 (Unaudited)	$ 1,978	0.72% (h)	0.69% (h)	1.02% (h)	5% (e)
12/31/2016	$ 1,913	0.72%	0.69%	1.98%	21%
12/31/2015	$ 750	0.61%	0.58%	1.56%	17% (i)
12/31/2014	$ 675	0.37%	0.36%	1.75%	23%
12/31/2013	$ 305	0.37%	0.36%	1.45%	18%
12/31/2012	$ 283	0.37%	0.36%	1.76%	84%
(a)	Per share amounts are based upon average shares outstanding.
(b)	Total return does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.
(c)	Total return shown net of expenses reimbursed and/or waived, if applicable. Without the expense reimbursement and/or waiver, the return shown would have been lower.
(d)	Total return does not include the fee of the Guaranteed Lifetime Withdrawal Benefit. If the fee was included, returns would be lower.
(e)	Not annualized for periods less than one full year.
(f)	Expense ratio and income ratio do not include expenses of the underlying investments in which the Fund invests.
(g)	Portfolio turnover is calculated at the Fund level.
(h)	Annualized.
(i)	Portfolio turnover calculation excludes transfers in affiliated underlying investments from Investor Class to Institutional Class shares that occurred May 1, 2015.
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2017

GREAT-WEST FUNDS, INC.
GREAT-WEST SECUREFOUNDATION® LIFETIME 2025 FUND
Financial Highlights
Selected data for a share of capital stock of the Fund throughout the periods indicated.
		Income (Loss) from Investment Operations:			Less Distributions:
	Net asset value, beginning of period	Net investment income(a)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	Total Distributions	Net asset value, end of period	Total Return (b)(c)(d)
Investor Class
06/30/2017(Unaudited)	$10.98	0.07	0.61	0.68	(0.07)	-	(0.07)	$11.59	6.22% (e)
12/31/2016	$10.88	0.24	0.55	0.79	(0.23)	(0.46)	(0.69)	$10.98	7.39%
12/31/2015	$11.85	0.21	(0.28)	(0.07)	(0.21)	(0.69)	(0.90)	$10.88	(0.60%)
12/31/2014	$11.82	0.32	0.35	0.67	(0.20)	(0.44)	(0.64)	$11.85	5.70%
12/31/2013	$10.71	0.22	1.51	1.73	(0.21)	(0.41)	(0.62)	$11.82	16.28%
12/31/2012	$ 9.84	0.20	0.99	1.19	(0.20)	(0.12)	(0.32)	$10.71	12.11%
Service Class
06/30/2017(Unaudited)	$11.08	0.07	0.62	0.69	(0.07)	-	(0.07)	$11.70	6.20% (e)
12/31/2016	$10.97	0.22	0.56	0.78	(0.21)	(0.46)	(0.67)	$11.08	7.23%
12/31/2015	$11.93	0.19	(0.27)	(0.08)	(0.19)	(0.69)	(0.88)	$10.97	(0.67%)
12/31/2014	$11.88	0.19	0.48	0.67	(0.18)	(0.44)	(0.62)	$11.93	5.62%
12/31/2013	$10.76	0.18	1.53	1.71	(0.18)	(0.41)	(0.59)	$11.88	16.09%
12/31/2012	$ 9.88	0.19	1.00	1.19	(0.19)	(0.12)	(0.31)	$10.76	12.03%
Class L
06/30/2017(Unaudited)	$ 9.80	0.06	0.54	0.60	(0.07)	-	(0.07)	$10.33	6.08% (e)
12/31/2016	$ 9.77	0.17	0.52	0.69	(0.20)	(0.46)	(0.66)	$ 9.80	7.15%
12/31/2015	$10.75	0.20	(0.29)	(0.09)	(0.20)	(0.69)	(0.89)	$ 9.77	(0.89%)
12/31/2014	$10.74	0.12	0.47	0.59	(0.14)	(0.44)	(0.58)	$10.75	5.53%
12/31/2013	$ 9.79	0.22	1.33	1.55	(0.19)	(0.41)	(0.60)	$10.74	15.97%
12/31/2012	$ 9.01	0.14	0.92	1.06	(0.16)	(0.12)	(0.28)	$ 9.79	11.83%
	Net assets, end of period (000)	Ratio of expenses to average net assets (before reimbursement and/or waiver, if applicable)(f)	Ratio of expenses to average net assets (after reimbursement and/or waiver, if applicable)(f)	Ratio of net investment income to average net assets (after reimbursement and/or waiver, if applicable)(f)	Portfolio turnover rate(g)
Supplemental Data and Ratios
Investor Class
06/30/2017 (Unaudited)	$36,192	0.47% (h)	0.44% (h)	1.29% (h)	11% (e)
12/31/2016	$32,386	0.47%	0.45%	2.12%	23%
12/31/2015	$26,126	0.36%	0.34%	1.76%	22% (i)
12/31/2014	$25,242	0.12%	0.12%	2.67%	20%
12/31/2013	$ 4,216	0.12%	0.12%	1.92%	33%
12/31/2012	$ 2,723	0.12%	0.12%	1.92%	22%
Service Class
06/30/2017 (Unaudited)	$44,430	0.57% (h)	0.54% (h)	1.15% (h)	11% (e)
12/31/2016	$45,951	0.57%	0.55%	1.92%	23%
12/31/2015	$43,458	0.45%	0.44%	1.61%	22% (i)
12/31/2014	$45,443	0.22%	0.22%	1.53%	20%
12/31/2013	$44,001	0.22%	0.22%	1.58%	33%
12/31/2012	$41,376	0.22%	0.22%	1.79%	22%
Class L
06/30/2017 (Unaudited)	$ 1,426	0.72% (h)	0.69% (h)	1.10% (h)	11% (e)
12/31/2016	$ 1,106	0.72%	0.69%	1.74%	23%
12/31/2015	$ 1,076	0.65%	0.63%	1.90%	22% (i)
12/31/2014	$ 338	0.37%	0.36%	1.14%	20%
12/31/2013	$ 542	0.37%	0.36%	2.04%	33%
12/31/2012	$ 198	0.37%	0.35%	1.48%	22%
(a)	Per share amounts are based upon average shares outstanding.
(b)	Total return does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.
(c)	Total return shown net of expenses reimbursed and/or waived, if applicable. Without the expense reimbursement and/or waiver, the return shown would have been lower.
(d)	Total return does not include the fee of the Guaranteed Lifetime Withdrawal Benefit. If the fee was included, returns would be lower.
(e)	Not annualized for periods less than one full year.
(f)	Expense ratio and income ratio do not include expenses of the underlying investments in which the Fund invests.
(g)	Portfolio turnover is calculated at the Fund level.
(h)	Annualized.
(i)	Portfolio turnover calculation excludes transfers in affiliated underlying investments from Investor Class to Institutional Class shares that occurred May 1, 2015.
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2017

GREAT-WEST FUNDS, INC.
GREAT-WEST SECUREFOUNDATION® LIFETIME 2030 FUND
Financial Highlights
Selected data for a share of capital stock of the Fund throughout the periods indicated.
		Income (Loss) from Investment Operations:			Less Distributions:
	Net asset value, beginning of period	Net investment income(a)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	Total Distributions	Net asset value, end of period	Total Return (b)(c)(d)
Investor Class
06/30/2017(Unaudited)	$12.20	0.08	0.77	0.85	(0.08)	-	(0.08)	$12.97	6.94% (e)
12/31/2016	$11.75	0.25	0.72	0.97	(0.25)	(0.27)	(0.52)	$12.20	8.31%
12/31/2015	$12.35	0.26	(0.38)	(0.12)	(0.21)	(0.27)	(0.48)	$11.75	(1.05%)
12/31/2014	$12.13	0.39	0.29	0.68	(0.20)	(0.26)	(0.46)	$12.35	5.56%
12/31/2013	$10.57	0.21	1.85	2.06	(0.20)	(0.30)	(0.50)	$12.13	19.61%
12/31/2012	$ 9.51	0.19	1.08	1.27	(0.19)	(0.02)	(0.21)	$10.57	13.50%
Service Class
06/30/2017(Unaudited)	$12.24	0.07	0.78	0.85	(0.07)	-	(0.07)	$13.02	6.94% (e)
12/31/2016	$11.78	0.22	0.73	0.95	(0.22)	(0.27)	(0.49)	$12.24	8.15%
12/31/2015	$12.37	0.22	(0.35)	(0.13)	(0.19)	(0.27)	(0.46)	$11.78	(1.11%)
12/31/2014	$12.13	0.19	0.48	0.67	(0.17)	(0.26)	(0.43)	$12.37	5.51%
12/31/2013	$10.57	0.22	1.83	2.05	(0.19)	(0.30)	(0.49)	$12.13	19.48%
12/31/2012	$ 9.49	0.24	1.02	1.26	(0.16)	(0.02)	(0.18)	$10.57	13.39%
Class L
06/30/2017(Unaudited)	$12.32	0.05	0.80	0.85	(0.06)	-	(0.06)	$13.11	6.88% (e)
12/31/2016	$11.86	0.23	0.71	0.94	(0.21)	(0.27)	(0.48)	$12.32	7.99%
12/31/2015	$12.43	0.18	(0.32)	(0.14)	(0.16)	(0.27)	(0.43)	$11.86	(1.19%)
12/31/2014	$12.20	0.21	0.44	0.65	(0.16)	(0.26)	(0.42)	$12.43	5.30%
12/31/2013	$10.61	0.16	1.89	2.05	(0.16)	(0.30)	(0.46)	$12.20	19.39%
12/31/2012	$ 9.54	0.35	0.93	1.28	(0.19)	(0.02)	(0.21)	$10.61	13.49%
	Net assets, end of period (000)	Ratio of expenses to average net assets (before reimbursement and/or waiver, if applicable)(f)	Ratio of expenses to average net assets (after reimbursement and/or waiver, if applicable)(f)	Ratio of net investment income to average net assets (after reimbursement and/or waiver, if applicable)(f)	Portfolio turnover rate(g)
Supplemental Data and Ratios
Investor Class
06/30/2017 (Unaudited)	$95,601	0.47% (h)	0.44% (h)	1.20% (h)	5% (e)
12/31/2016	$88,168	0.47%	0.45%	2.06%	18%
12/31/2015	$77,847	0.41%	0.39%	2.08%	15% (i)
12/31/2014	$24,972	0.12%	0.12%	3.14%	14%
12/31/2013	$ 2,065	0.12%	0.12%	1.83%	18%
12/31/2012	$ 1,354	0.12%	0.12%	1.86%	12%
Service Class
06/30/2017 (Unaudited)	$ 8,976	0.57% (h)	0.55% (h)	1.07% (h)	5% (e)
12/31/2016	$ 8,973	0.57%	0.55%	1.81%	18%
12/31/2015	$ 9,308	0.46%	0.44%	1.76%	15% (i)
12/31/2014	$ 7,630	0.22%	0.22%	1.54%	14%
12/31/2013	$ 6,011	0.22%	0.22%	1.86%	18%
12/31/2012	$ 3,195	0.22%	0.22%	2.33%	12%
Class L
06/30/2017 (Unaudited)	$ 90	0.72% (h)	0.67% (h)	0.77% (h)	5% (e)
12/31/2016	$ 155	0.72%	0.67%	1.87%	18%
12/31/2015	$ 140	0.60%	0.56%	1.46%	15% (i)
12/31/2014	$ 147	0.37%	0.33%	1.67%	14%
12/31/2013	$ 95	0.37%	0.34%	1.36%	18%
12/31/2012	$ 104	0.37%	0.28%	3.31%	12%
(a)	Per share amounts are based upon average shares outstanding.
(b)	Total return does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.
(c)	Total return shown net of expenses reimbursed and/or waived, if applicable. Without the expense reimbursement and/or waiver, the return shown would have been lower.
(d)	Total return does not include the fee of the Guaranteed Lifetime Withdrawal Benefit. If the fee was included, returns would be lower.
(e)	Not annualized for periods less than one full year.
(f)	Expense ratio and income ratio do not include expenses of the underlying investments in which the Fund invests.
(g)	Portfolio turnover is calculated at the Fund level.
(h)	Annualized.
(i)	Portfolio turnover calculation excludes transfers in affiliated underlying investments from Investor Class to Institutional Class shares that occurred May 1, 2015.
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2017

GREAT-WEST FUNDS, INC.
GREAT-WEST SECUREFOUNDATION® LIFETIME 2035 FUND
Financial Highlights
Selected data for a share of capital stock of the Fund throughout the periods indicated.
		Income (Loss) from Investment Operations:			Less Distributions:
	Net asset value, beginning of period	Net investment income(a)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	Total Distributions	Net asset value, end of period	Total Return (b)(c)(d)
Investor Class
06/30/2017(Unaudited)	$11.70	0.07	0.88	0.95	(0.07)	-	(0.07)	$12.58	8.10% (e)
12/31/2016	$11.59	0.25	0.82	1.07	(0.26)	(0.70)	(0.96)	$11.70	9.29%
12/31/2015	$12.64	0.22	(0.40)	(0.18)	(0.21)	(0.66)	(0.87)	$11.59	(1.43%)
12/31/2014	$12.48	0.42	0.25	0.67	(0.20)	(0.31)	(0.51)	$12.64	5.36%
12/31/2013	$10.76	0.22	2.17	2.39	(0.22)	(0.45)	(0.67)	$12.48	22.30%
12/31/2012	$ 9.64	0.20	1.20	1.40	(0.19)	(0.09)	(0.28)	$10.76	14.61%
Service Class
06/30/2017(Unaudited)	$11.81	0.05	0.89	0.94	(0.06)	-	(0.06)	$12.69	7.95% (e)
12/31/2016	$11.68	0.22	0.84	1.06	(0.23)	(0.70)	(0.93)	$11.81	9.19%
12/31/2015	$12.72	0.20	(0.39)	(0.19)	(0.19)	(0.66)	(0.85)	$11.68	(1.49%)
12/31/2014	$12.54	0.19	0.48	0.67	(0.18)	(0.31)	(0.49)	$12.72	5.27%
12/31/2013	$10.80	0.20	2.19	2.39	(0.20)	(0.45)	(0.65)	$12.54	22.21%
12/31/2012	$ 9.67	0.18	1.21	1.39	(0.17)	(0.09)	(0.26)	$10.80	14.51%
Class L
06/30/2017(Unaudited)	$10.37	0.05	0.78	0.83	(0.07)	-	(0.07)	$11.13	7.98% (e)
12/31/2016	$10.38	0.21	0.73	0.94	(0.25)	(0.70)	(0.95)	$10.37	9.19%
12/31/2015	$11.41	0.18	(0.34)	(0.16)	(0.21)	(0.66)	(0.87)	$10.38	(1.45%)
12/31/2014	$11.31	0.19	0.42	0.61	(0.20)	(0.31)	(0.51)	$11.41	5.30%
12/31/2013	$ 9.69	0.07	2.04	2.11	(0.04)	(0.45)	(0.49)	$11.31	21.87%
12/31/2012	$ 8.71	0.22	1.03	1.25	(0.18)	(0.09)	(0.27)	$ 9.69	14.44%
	Net assets, end of period (000)	Ratio of expenses to average net assets (before reimbursement and/or waiver, if applicable)(f)	Ratio of expenses to average net assets (after reimbursement and/or waiver, if applicable)(f)	Ratio of net investment income to average net assets (after reimbursement and/or waiver, if applicable)(f)	Portfolio turnover rate(g)
Supplemental Data and Ratios
Investor Class
06/30/2017 (Unaudited)	$41,727	0.47% (h)	0.44% (h)	1.08% (h)	8% (e)
12/31/2016	$38,286	0.47%	0.45%	2.08%	26%
12/31/2015	$33,646	0.36%	0.34%	1.70%	17% (i)
12/31/2014	$32,021	0.12%	0.12%	3.25%	15%
12/31/2013	$ 2,333	0.12%	0.12%	1.86%	31%
12/31/2012	$ 1,455	0.12%	0.12%	1.90%	14%
Service Class
06/30/2017 (Unaudited)	$26,075	0.57% (h)	0.55% (h)	0.89% (h)	8% (e)
12/31/2016	$27,995	0.57%	0.55%	1.84%	26%
12/31/2015	$30,846	0.45%	0.44%	1.56%	17% (i)
12/31/2014	$31,556	0.22%	0.22%	1.46%	15%
12/31/2013	$28,062	0.22%	0.22%	1.64%	31%
12/31/2012	$24,082	0.22%	0.22%	1.71%	14%
Class L
06/30/2017 (Unaudited)	$ 26	0.72% (h)	0.61% (h)	0.93% (h)	8% (e)
12/31/2016	$ 24	0.72%	0.52%	1.99%	26%
12/31/2015	$ 22	0.59%	0.40%	1.61%	17% (i)
12/31/2014	$ 22	0.37%	0.15%	1.65%	15%
12/31/2013	$ 17	0.37%	0.33%	0.68%	31%
12/31/2012	$ 45	0.37%	0.26%	2.31%	14%
(a)	Per share amounts are based upon average shares outstanding.
(b)	Total return does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.
(c)	Total return shown net of expenses reimbursed and/or waived, if applicable. Without the expense reimbursement and/or waiver, the return shown would have been lower.
(d)	Total return does not include the fee of the Guaranteed Lifetime Withdrawal Benefit. If the fee was included, returns would be lower.
(e)	Not annualized for periods less than one full year.
(f)	Expense ratio and income ratio do not include expenses of the underlying investments in which the Fund invests.
(g)	Portfolio turnover is calculated at the Fund level.
(h)	Annualized.
(i)	Portfolio turnover calculation excludes transfers in affiliated underlying investments from Investor Class to Institutional Class shares that occurred May 1, 2015.
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2017

GREAT-WEST FUNDS, INC.
GREAT-WEST SECUREFOUNDATION® LIFETIME 2040 FUND
Financial Highlights
Selected data for a share of capital stock of the Fund throughout the periods indicated.
		Income (Loss) from Investment Operations:			Less Distributions:
	Net asset value, beginning of period	Net investment income(a)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	Total Distributions	Net asset value, end of period	Total Return (b)(c)(d)
Investor Class
06/30/2017(Unaudited)	$12.35	0.06	1.02	1.08	(0.06)	-	(0.06)	$13.37	8.78% (e)
12/31/2016	$11.79	0.26	0.91	1.17	(0.26)	(0.35)	(0.61)	$12.35	10.06%
12/31/2015	$12.48	0.27	(0.48)	(0.21)	(0.21)	(0.27)	(0.48)	$11.79	(1.74%)
12/31/2014	$12.34	0.46	0.17	0.63	(0.20)	(0.29)	(0.49)	$12.48	5.02%
12/31/2013	$10.51	0.27	2.19	2.46	(0.21)	(0.42)	(0.63)	$12.34	23.58%
12/31/2012	$ 9.35	0.41	1.01	1.42	(0.21)	(0.05)	(0.26)	$10.51	15.28%
Service Class
06/30/2017(Unaudited)	$12.35	0.04	1.04	1.08	(0.05)	-	(0.05)	$13.38	8.75% (e)
12/31/2016	$11.79	0.24	0.91	1.15	(0.24)	(0.35)	(0.59)	$12.35	9.90%
12/31/2015	$12.47	0.20	(0.43)	(0.23)	(0.18)	(0.27)	(0.45)	$11.79	(1.83%)
12/31/2014	$12.31	0.19	0.43	0.62	(0.17)	(0.29)	(0.46)	$12.47	4.97%
12/31/2013	$10.48	0.23	2.22	2.45	(0.20)	(0.42)	(0.62)	$12.31	23.49%
12/31/2012	$ 9.31	0.22	1.18	1.40	(0.18)	(0.05)	(0.23)	$10.48	15.14%
Class L
06/30/2017(Unaudited)	$12.46	0.06	1.03	1.09	(0.06)	-	(0.06)	$13.49	8.78% (e)
12/31/2016	$11.89	0.25	0.93	1.18	(0.26)	(0.35)	(0.61)	$12.46	10.04%
12/31/2015	$12.57	0.21	(0.42)	(0.21)	(0.20)	(0.27)	(0.47)	$11.89	(1.71%)
12/31/2014	$12.39	0.15	0.48	0.63	(0.16)	(0.29)	(0.45)	$12.57	5.07%
12/31/2013	$10.55	0.44	2.03	2.47	(0.21)	(0.42)	(0.63)	$12.39	23.55%
12/31/2012	$ 9.35	0.18	1.24	1.42	(0.17)	(0.05)	(0.22)	$10.55	15.31%
	Net assets, end of period (000)	Ratio of expenses to average net assets (before reimbursement and/or waiver, if applicable)(f)	Ratio of expenses to average net assets (after reimbursement and/or waiver, if applicable)(f)	Ratio of net investment income to average net assets (after reimbursement and/or waiver, if applicable)(f)	Portfolio turnover rate(g)
Supplemental Data and Ratios
Investor Class
06/30/2017 (Unaudited)	$73,922	0.47% (h)	0.45% (h)	1.00% (h)	6% (e)
12/31/2016	$66,284	0.47%	0.45%	2.12%	15%
12/31/2015	$57,399	0.42%	0.40%	2.15%	13% (i)
12/31/2014	$13,959	0.12%	0.12%	3.68%	15%
12/31/2013	$ 335	0.12%	0.12%	2.26%	19%
12/31/2012	$ 108	0.12%	0.12%	3.97%	15%
Service Class
06/30/2017 (Unaudited)	$ 5,465	0.57% (h)	0.55% (h)	0.66% (h)	6% (e)
12/31/2016	$ 6,654	0.57%	0.55%	1.99%	15%
12/31/2015	$ 6,122	0.46%	0.44%	1.62%	13% (i)
12/31/2014	$ 5,653	0.22%	0.22%	1.48%	15%
12/31/2013	$ 4,738	0.22%	0.22%	1.93%	19%
12/31/2012	$ 2,235	0.22%	0.22%	2.18%	15%
Class L
06/30/2017 (Unaudited)	$ 21	0.72% (h)	0.59% (h)	0.85% (h)	6% (e)
12/31/2016	$ 19	0.72%	0.46%	2.08%	15%
12/31/2015	$ 17	0.60%	0.34%	1.64%	13% (i)
12/31/2014	$ 18	0.37%	0.17%	1.18%	15%
12/31/2013	$ 107	0.37%	0.27%	3.61%	19%
12/31/2012	$ 14	0.37%	0.12%	1.74%	15%
(a)	Per share amounts are based upon average shares outstanding.
(b)	Total return does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.
(c)	Total return shown net of expenses reimbursed and/or waived, if applicable. Without the expense reimbursement and/or waiver, the return shown would have been lower.
(d)	Total return does not include the fee of the Guaranteed Lifetime Withdrawal Benefit. If the fee was included, returns would be lower.
(e)	Not annualized for periods less than one full year.
(f)	Expense ratio and income ratio do not include expenses of the underlying investments in which the Fund invests.
(g)	Portfolio turnover is calculated at the Fund level.
(h)	Annualized.
(i)	Portfolio turnover calculation excludes transfers in affiliated underlying investments from Investor Class to Institutional Class shares that occurred May 1, 2015.
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2017

GREAT-WEST FUNDS, INC.
GREAT-WEST SECUREFOUNDATION® LIFETIME 2045 FUND
Financial Highlights
Selected data for a share of capital stock of the Fund throughout the periods indicated.
		Income (Loss) from Investment Operations:			Less Distributions:
	Net asset value, beginning of period	Net investment income(a)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	Total Distributions	Net asset value, end of period	Total Return (b)(c)(d)
Investor Class
06/30/2017(Unaudited)	$11.75	0.06	1.03	1.09	(0.06)	-	(0.06)	$12.78	9.26% (e)
12/31/2016	$11.47	0.25	0.92	1.17	(0.07)	(0.82)	(0.89)	$11.75	10.41%
12/31/2015	$12.60	0.22	(0.46)	(0.24)	(0.21)	(0.68)	(0.89)	$11.47	(1.93%)
12/31/2014	$12.57	0.41	0.18	0.59	(0.20)	(0.36)	(0.56)	$12.60	4.72%
12/31/2013	$10.79	0.10	2.46	2.56	(0.19)	(0.59)	(0.78)	$12.57	23.82%
12/31/2012	$ 9.60	0.19	1.30	1.49	(0.18)	(0.12)	(0.30)	$10.79	15.59%
Service Class
06/30/2017(Unaudited)	$11.74	0.05	1.03	1.08	(0.05)	-	(0.05)	$12.77	9.20% (e)
12/31/2016	$11.47	0.22	0.94	1.16	(0.07)	(0.82)	(0.89)	$11.74	10.26%
12/31/2015	$12.59	0.20	(0.45)	(0.25)	(0.19)	(0.68)	(0.87)	$11.47	(2.01%)
12/31/2014	$12.55	0.19	0.39	0.58	(0.18)	(0.36)	(0.54)	$12.59	4.58%
12/31/2013	$10.80	0.20	2.35	2.55	(0.21)	(0.59)	(0.80)	$12.55	23.68%
12/31/2012	$ 9.61	0.18	1.30	1.48	(0.17)	(0.12)	(0.29)	$10.80	15.46%
Class L
06/30/2017(Unaudited)	$10.20	0.04	0.90	0.94	(0.05)	-	(0.05)	$11.09	9.21% (e)
12/31/2016	$10.07	0.20	0.81	1.01	(0.06)	(0.82)	(0.88)	$10.20	10.20%
12/31/2015	$11.18	0.18	(0.40)	(0.22)	(0.21)	(0.68)	(0.89)	$10.07	(1.97%)
12/31/2014	$11.12	0.09	0.42	0.51	(0.09)	(0.36)	(0.45)	$11.18	4.58%
12/31/2013	$ 9.65	0.19	2.09	2.28	(0.22)	(0.59)	(0.81)	$11.12	23.81%
12/31/2012	$ 8.62	0.16	1.17	1.33	(0.18)	(0.12)	(0.30)	$ 9.65	15.49%
	Net assets, end of period (000)	Ratio of expenses to average net assets (before reimbursement and/or waiver, if applicable)(f)	Ratio of expenses to average net assets (after reimbursement and/or waiver, if applicable)(f)	Ratio of net investment income to average net assets (after reimbursement and/or waiver, if applicable)(f)	Portfolio turnover rate(g)
Supplemental Data and Ratios
Investor Class
06/30/2017 (Unaudited)	$16,688	0.47% (h)	0.44% (h)	0.94% (h)	9% (e)
12/31/2016	$14,328	0.47%	0.45%	2.17%	27%
12/31/2015	$11,695	0.36%	0.34%	1.74%	15% (i)
12/31/2014	$10,018	0.12%	0.12%	3.17%	12%
12/31/2013	$ 672	0.12%	0.12%	0.88%	26%
12/31/2012	$ 2,357	0.12%	0.12%	1.82%	13%
Service Class
06/30/2017 (Unaudited)	$14,431	0.57% (h)	0.54% (h)	0.77% (h)	9% (e)
12/31/2016	$14,465	0.57%	0.55%	1.89%	27%
12/31/2015	$14,883	0.45%	0.44%	1.57%	15% (i)
12/31/2014	$15,042	0.22%	0.22%	1.47%	12%
12/31/2013	$13,389	0.22%	0.22%	1.70%	26%
12/31/2012	$10,464	0.22%	0.22%	1.74%	13%
Class L
06/30/2017 (Unaudited)	$ 101	0.72% (h)	0.67% (h)	0.67% (h)	9% (e)
12/31/2016	$ 95	0.72%	0.65%	1.93%	27%
12/31/2015	$ 17	0.60%	0.33%	1.64%	15% (i)
12/31/2014	$ 18	0.37%	0.30%	0.82%	12%
12/31/2013	$ 17	0.37%	0.12%	1.79%	26%
12/31/2012	$ 14	0.37%	0.12%	1.75%	13%
(a)	Per share amounts are based upon average shares outstanding.
(b)	Total return does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.
(c)	Total return shown net of expenses reimbursed and/or waived, if applicable. Without the expense reimbursement and/or waiver, the return shown would have been lower.
(d)	Total return does not include the fee of the Guaranteed Lifetime Withdrawal Benefit. If the fee was included, returns would be lower.
(e)	Not annualized for periods less than one full year.
(f)	Expense ratio and income ratio do not include expenses of the underlying investments in which the Fund invests.
(g)	Portfolio turnover is calculated at the Fund level.
(h)	Annualized.
(i)	Portfolio turnover calculation excludes transfers in affiliated underlying investments from Investor Class to Institutional Class shares that occurred May 1, 2015.
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2017

GREAT-WEST FUNDS, INC.
GREAT-WEST SECUREFOUNDATION® LIFETIME 2050 FUND
Financial Highlights
Selected data for a share of capital stock of the Fund throughout the periods indicated.
		Income (Loss) from Investment Operations:			Less Distributions:
	Net asset value, beginning of period	Net investment income(a)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	Total Distributions	Net asset value, end of period	Total Return (b)(c)(d)
Investor Class
06/30/2017(Unaudited)	$12.38	0.06	1.11	1.17	(0.06)	-	(0.06)	$13.49	9.44% (e)
12/31/2016	$11.78	0.27	0.95	1.22	(0.26)	(0.36)	(0.62)	$12.38	10.50%
12/31/2015	$12.55	0.24	(0.50)	(0.26)	(0.21)	(0.30)	(0.51)	$11.78	(2.11%)
12/31/2014	$12.44	0.50	0.07	0.57	(0.20)	(0.26)	(0.46)	$12.55	4.54%
12/31/2013	$10.41	0.27	2.17	2.44	(0.21)	(0.20)	(0.41)	$12.44	23.49%
12/31/2012	$ 9.23	0.21	1.33	1.44	(0.19)	(0.07)	(0.26)	$10.41	15.67%
Service Class
06/30/2017(Unaudited)	$12.36	0.05	1.12	1.17	(0.05)	-	(0.05)	$13.48	9.47% (e)
12/31/2016	$11.76	0.25	0.96	1.21	(0.25)	(0.36)	(0.61)	$12.36	10.37%
12/31/2015	$12.52	0.20	(0.47)	(0.27)	(0.19)	(0.30)	(0.49)	$11.76	(2.20%)
12/31/2014	$12.41	0.20	0.34	0.54	(0.17)	(0.26)	(0.43)	$12.52	4.34%
12/31/2013	$10.38	0.26	2.17	2.43	(0.20)	(0.20)	(0.40)	$12.41	23.46%
12/31/2012	$ 9.19	0.23	1.20	1.43	(0.17)	(0.07)	(0.24)	$10.38	15.62%
Class L
06/30/2017(Unaudited)	$12.43	0.05	1.12	1.17	(0.05)	-	(0.05)	$13.55	9.44% (e)
12/31/2016	$11.83	0.27	0.95	1.22	(0.26)	(0.36)	(0.62)	$12.43	10.39%
12/31/2015	$12.60	0.21	(0.48)	(0.27)	(0.20)	(0.30)	(0.50)	$11.83	(2.16%)
12/31/2014	$12.48	0.20	0.37	0.57	(0.19)	(0.26)	(0.45)	$12.60	4.51%
12/31/2013	$10.43	0.21	2.24	2.45	(0.20)	(0.20)	(0.40)	$12.48	23.59%
12/31/2012	$ 9.23	0.18	1.25	1.43	(0.16)	(0.07)	(0.23)	$10.43	15.61%
	Net assets, end of period (000)	Ratio of expenses to average net assets (before reimbursement and/or waiver, if applicable)(f)	Ratio of expenses to average net assets (after reimbursement and/or waiver, if applicable)(f)	Ratio of net investment income to average net assets (after reimbursement and/or waiver, if applicable)(f)	Portfolio turnover rate(g)
Supplemental Data and Ratios
Investor Class
06/30/2017 (Unaudited)	$18,989	0.47% (h)	0.44% (h)	0.91% (h)	5% (e)
12/31/2016	$16,322	0.47%	0.45%	2.28%	13%
12/31/2015	$12,130	0.39%	0.36%	1.93%	13% (i)
12/31/2014	$ 6,748	0.12%	0.12%	3.94%	17%
12/31/2013	$ 157	0.12%	0.12%	2.30%	12%
12/31/2012	$ 47	0.12%	0.12%	2.06%	22%
Service Class
06/30/2017 (Unaudited)	$ 2,611	0.57% (h)	0.55% (h)	0.75% (h)	5% (e)
12/31/2016	$ 2,453	0.57%	0.55%	2.11%	13%
12/31/2015	$ 1,895	0.46%	0.44%	1.61%	13% (i)
12/31/2014	$ 1,688	0.22%	0.22%	1.57%	17%
12/31/2013	$ 1,260	0.22%	0.22%	2.25%	12%
12/31/2012	$ 298	0.22%	0.21%	2.32%	22%
Class L
06/30/2017 (Unaudited)	$ 27	0.72% (h)	0.62% (h)	0.71% (h)	5% (e)
12/31/2016	$ 25	0.72%	0.50%	2.22%	13%
12/31/2015	$ 17	0.60%	0.34%	1.62%	13% (i)
12/31/2014	$ 18	0.37%	0.12%	1.55%	17%
12/31/2013	$ 17	0.37%	0.12%	1.79%	12%
12/31/2012	$ 14	0.37%	0.12%	1.75%	22%
(a)	Per share amounts are based upon average shares outstanding.
(b)	Total return does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.
(c)	Total return shown net of expenses reimbursed and/or waived, if applicable. Without the expense reimbursement and/or waiver, the return shown would have been lower.
(d)	Total return does not include the fee of the Guaranteed Lifetime Withdrawal Benefit. If the fee was included, returns would be lower.
(e)	Not annualized for periods less than one full year.
(f)	Expense ratio and income ratio do not include expenses of the underlying investments in which the Fund invests.
(g)	Portfolio turnover is calculated at the Fund level.
(h)	Annualized.
(i)	Portfolio turnover calculation excludes transfers in affiliated underlying investments from Investor Class to Institutional Class shares that occurred May 1, 2015.
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2017

GREAT-WEST FUNDS, INC.
GREAT-WEST SECUREFOUNDATION® LIFETIME 2055 FUND
Financial Highlights
Selected data for a share of capital stock of the Fund throughout the periods indicated.
		Income (Loss) from Investment Operations:			Less Distributions:
	Net asset value, beginning of period	Net investment income(a)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	Total Distributions	Net asset value, end of period	Total Return (b)(c)(d)
Investor Class
06/30/2017(Unaudited)	$11.80	0.06	1.06	1.12	(0.05)	-	(0.05)	$12.87	9.53% (e)
12/31/2016	$11.44	0.28	0.90	1.18	(0.26)	(0.56)	(0.82)	$11.80	10.52%
12/31/2015	$12.48	0.24	(0.52)	(0.28)	(0.21)	(0.55)	(0.76)	$11.44	(2.28%)
12/31/2014	$12.76	0.35	0.20	0.55	(0.21)	(0.62)	(0.83)	$12.48	4.25%
12/31/2013	$10.77	0.25	2.23	2.48	(0.22)	(0.27)	(0.49)	$12.76	23.17%
12/31/2012	$ 9.52	0.23	1.26	1.49	(0.18)	(0.06)	(0.24)	$10.77	15.73%
Service Class
06/30/2017(Unaudited)	$11.82	0.05	1.08	1.13	(0.05)	-	(0.05)	$12.90	9.54% (e)
12/31/2016	$11.44	0.21	0.96	1.17	(0.23)	(0.56)	(0.79)	$11.82	10.41%
12/31/2015	$12.47	0.20	(0.49)	(0.29)	(0.19)	(0.55)	(0.74)	$11.44	(2.37%)
12/31/2014	$12.75	0.20	0.32	0.52	(0.18)	(0.62)	(0.80)	$12.47	4.07%
12/31/2013	$10.76	0.21	2.25	2.46	(0.20)	(0.27)	(0.47)	$12.75	23.02%
12/31/2012	$ 9.51	0.22	1.26	1.48	(0.17)	(0.06)	(0.23)	$10.76	15.63%
Class L
06/30/2017(Unaudited)	$10.28	0.04	0.95	0.99	(0.06)	-	(0.06)	$11.21	9.59% (e)
12/31/2016	$10.07	0.22	0.81	1.03	(0.26)	(0.56)	(0.82)	$10.28	10.46%
12/31/2015	$11.08	0.18	(0.43)	(0.25)	(0.21)	(0.55)	(0.76)	$10.07	(2.31%)
12/31/2014	$11.41	0.18	0.31	0.49	(0.20)	(0.62)	(0.82)	$11.08	4.27%
12/31/2013	$ 9.67	0.19	2.04	2.23	(0.22)	(0.27)	(0.49)	$11.41	23.21%
12/31/2012	$ 8.56	0.16	1.19	1.35	(0.18)	(0.06)	(0.24)	$ 9.67	15.78%
	Net assets, end of period (000)	Ratio of expenses to average net assets (before reimbursement and/or waiver, if applicable)(e)	Ratio of expenses to average net assets (after reimbursement and/or waiver, if applicable)(e)	Ratio of net investment income to average net assets (after reimbursement and/or waiver, if applicable)(e)	Portfolio turnover rate(f)
Supplemental Data and Ratios
Investor Class
06/30/2017 (Unaudited)	$4,601	0.47% (g)	0.44% (g)	0.93% (g)	7% (d)
12/31/2016	$3,441	0.47%	0.45%	2.42%	32%
12/31/2015	$2,118	0.37%	0.35%	1.92%	15% (h)
12/31/2014	$1,532	0.12%	0.12%	2.70%	25%
12/31/2013	$ 564	0.12%	0.12%	2.04%	20%
12/31/2012	$ 274	0.12%	0.12%	2.25%	18%
Service Class
06/30/2017 (Unaudited)	$2,862	0.57% (g)	0.54% (g)	0.78% (g)	7% (d)
12/31/2016	$2,480	0.57%	0.55%	1.83%	32%
12/31/2015	$2,566	0.46%	0.44%	1.63%	15% (h)
12/31/2014	$2,126	0.22%	0.22%	1.57%	25%
12/31/2013	$1,620	0.22%	0.22%	1.79%	20%
12/31/2012	$1,109	0.22%	0.22%	2.17%	18%
Class L
06/30/2017 (Unaudited)	$ 21	0.72% (g)	0.61% (g)	0.68% (g)	7% (d)
12/31/2016	$ 19	0.72%	0.45%	2.10%	32%
12/31/2015	$ 17	0.58%	0.33%	1.62%	15% (h)
12/31/2014	$ 17	0.22%	0.12%	1.56%	25%
12/31/2013	$ 17	0.37%	0.12%	1.80%	20%
12/31/2012	$ 14	0.37%	0.12%	1.77%	18%
(a)	Per share amounts are based upon average shares outstanding.
(b)	Total return does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.
(c)	Total return shown net of expenses reimbursed and/or waived, if applicable. Without the expense reimbursement and/or waiver, the return shown would have been lower.
(d)	Total return does not include the fee of the Guaranteed Lifetime Withdrawal Benefit. If the fee was included, returns would be lower.
(e)	Not annualized for periods less than one full year.
(f)	Expense ratio and income ratio do not include expenses of the underlying investments in which the Fund invests.
(g)	Portfolio turnover is calculated at the Fund level.
(h)	Annualized.
(i)	Portfolio turnover calculation excludes transfers in affiliated underlying investments from Investor Class to Institutional Class shares that occurred May 1, 2015.
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2017

GREAT-WEST FUNDS, INC.
Notes to Financial Statements (Unaudited)

1.  ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES
Great-West Funds, Inc. (Great-West Funds), a Maryland corporation, was organized on December 7, 1981 and is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company. Great-West Funds presently consists of sixty-four funds. Interests in the Great-West SecureFoundation® Lifetime 2015 Fund, the Great-West SecureFoundation® Lifetime 2020 Fund, the Great-West SecureFoundation® Lifetime 2025 Fund, the Great-West SecureFoundation® Lifetime 2030 Fund, the Great-West SecureFoundation® Lifetime 2035 Fund, the Great-West SecureFoundation® Lifetime 2040 Fund, the Great-West SecureFoundation® Lifetime 2045 Fund, the Great-West SecureFoundation® Lifetime 2050 Fund, and the Great-West SecureFoundation® Lifetime 2055 Fund (each a Fund, collectively, the Funds) are included herein. The investment objective of each Fund is to seek long-term capital appreciation and income consistent with its current asset allocation. Over time, until ten years prior to the date noted in the name of the Fund (Guarantee Trigger Date), the asset allocation strategy will generally become more conservative, with greater emphasis on investments that provide for income and preservation of capital, and less on those offering potential for growth. Once a Fund reaches its Guarantee Trigger Date, the asset allocation between equity and fixed-income investments is anticipated to become relatively static. Each Fund is non-diversified as defined in the 1940 Act. The Funds are available as an investment option to insurance company separate accounts for certain variable annuity contracts and variable life insurance policies, to individual retirement account custodians or trustees and to plan sponsors of qualified retirement plans.
Effective May 1, 2017, Class G and Class G1 changed names to Investor Class and Service Class, respectively. Each of the Funds offer four share classes, referred to as Investor Class, Service Class, Class L and Institutional Class shares. All shares of each Fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, expenses (other than those attributable to a specific class) and realized and unrealized gains and losses are allocated daily to each class of shares based on the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against operations of that class. This report includes information Investor Class, Service Class and Class L; Institutional Class has not yet been capitalized.
Shares of the Funds can only be purchased in conjunction with the purchase and acceptance of a Guaranteed Lifetime Withdrawal Benefit (the Guarantee) issued by Great-West Life & Annuity Insurance Company (GWL&A). The Guarantee has an annual fee in addition to the fees and expenses of the applicable Fund. The redemption or exchange of all shares of a Fund attributable to an account would generally result in the cancellation of the Guarantee and all of the benefits of the Guarantee. GWL&A does not issue the Guarantee to the investment adviser of the Funds or the Funds themselves; therefore, the Guarantee does not guarantee the investment performance of the Funds.
The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The Great-West Funds are also investment companies and accordingly follow the investment company accounting and reporting guidance of U.S. GAAP. The following is a summary of the significant accounting policies of the Funds.
Security Valuation
The Board of Directors of the Funds has adopted policies and procedures for the valuation of each Fund's securities and assets, and has appointed the Fair Value Pricing Committee of the investment adviser, Great-West Capital Management, LLC, to complete valuation determinations under those policies and procedures.

Semi-Annual Report - June 30, 2017

Investments in shares of the underlying mutual funds are valued at the net asset value as reported by the underlying mutual fund, which may be obtained from pricing services or other pricing sources. The inputs used by the pricing services are reviewed quarterly or when the pricing vendor issues updates to its pricing methodologies. The net asset value of each class of the Fund's shares is determined by dividing the net assets attributable to each class of shares of the Fund by the number of issued and outstanding shares of each class of the Fund on each valuation date.
Investments in fixed interest contracts issued by Great-West Life & Annuity Insurance Company (GWL&A Contract) are valued at the amount of net deposits, determined on a daily basis. The GWL&A Contract is backed by the general account of GWL&A.
The Funds classify valuations into three levels based upon the observability of inputs to the valuation of each Fund’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. Classification is based on the lowest level of input significant to the fair value measurement. The three levels are defined as follows:
Level 1 – Unadjusted quoted prices for identical securities in active markets.
Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. These may include quoted prices for similar assets in active markets.
Level 3 – Unobservable inputs to the extent observable inputs are not available. Unobservable inputs reflect the Fund’s own assumptions and would be based on the best information available under the circumstances.
As of June 30, 2017, each Fund’s investments in the underlying mutual funds are valued using Level 1 inputs. Each Fund’s investment in the GWL&A Contract is valued using Level 3 inputs. More information regarding each Fund’s sector classifications are included in the Schedule of Investments. The Funds recognize transfers between levels as of the beginning of the reporting period.  There were no transfers between Levels 1, 2 and 3 during the period.
The following is a reconciliation of change in Level 3 assets during the period ended June 30, 2017:
	Great-West SecureFoundation® Lifetime 2015 Fund	Great-West SecureFoundation® Lifetime 2020 Fund	Great-West SecureFoundation® Lifetime 2025 Fund	Great-West SecureFoundation® Lifetime 2030 Fund
Beginning Balance, January 01, 2017	$5,747,058	$4,208,990	$4,389,998	$3,399,179
Total interest received	42,143	31,566	32,948	26,254
Purchases	293,018	262,091	618,831	282,394
Sales	(359,895)	(199,780)	(498,512)	(45,845)
Ending Balance, June 30, 2017	$5,722,324	$4,302,867	$4,543,265	$3,661,982
	Great-West SecureFoundation® Lifetime 2035 Fund	Great-West SecureFoundation® Lifetime 2040 Fund	Great-West SecureFoundation® Lifetime 2045 Fund
Beginning Balance, January 01, 2017	$1,055,121	$395,223	$17,387
Total interest received	7,978	3,061	135
Purchases	135,275	46,593	2,647
Sales	(117,744)	(14,853)	(1,397)
Ending Balance, June 30, 2017	$1,080,630	$430,024	$18,772
Level 3 securities include investments in the GWL&A Contract, the fair value of which has been determined with the use of an internal model. The internal model incorporates, among other observable inputs, the financial strength and credit risk of GWL&A and its ability to meet ongoing obligations to its policyholders (i.e., a credit risk input). The Funds consider the credit risk input to be a significant unobservable input. As of June 30, 2017, the credit risk input was negligible. If there were a significant decrease in GWL&A’s credit rate, it may result in a lower fair value measurement.
Fund-of-Funds Structure Risk
Since each Fund invests directly in underlying funds, all risks associated with the eligible underlying funds apply to each Fund. To the extent each Fund invests more of its assets in one underlying fund than another, each Fund will have greater exposure to the risks of that underlying fund.

Semi-Annual Report - June 30, 2017

Security Transactions
Security transactions are accounted for on the date the security is purchased or sold (trade date). Realized gains and losses from investments sold are determined on a specific lot selection. Dividend income and realized gain distributions from underlying funds are accrued as of the ex-dividend date. Interest on the GWL&A Contract is accrued daily.
Federal Income Taxes and Distributions to Shareholders
Each Fund intends to comply with provisions under Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its net taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders. Therefore, no federal income or excise tax provision is required. Each Fund files income tax returns in U.S. federal and applicable state jurisdictions. The statute of limitations on each Fund tax return filings generally remains open for the three preceding fiscal reporting period ends. State tax returns may remain open for an additional fiscal year.
Distributions to shareholders from net investment income of the Funds, if any, are declared and paid semi-annually. Capital gain distributions of the Funds, if any, are declared and paid at least annually. Distributions are reinvested in additional shares of the Funds at net asset value and are declared separately for each class. Distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles.
Net investment income (loss) and net realized gain (loss) for federal income tax purposes may differ from those reported on the financial statements because of temporary and permanent book-tax basis differences. Book-tax differences may include but are not limited to the following: wash sales and distribution adjustments.
The aggregate cost of investments and the composition of unrealized appreciation and depreciation for federal income tax purposes as of June 30, 2017 were as follows:
	Federal Tax Cost of Investments	Gross Unrealized Appreciation on Investments	Gross Unrealized Depreciation on Investments	Net Unrealized Appreciation on Investments
Great-West SecureFoundation® Lifetime 2015 Fund	$97,226,220	$7,000,870	$(896,635)	$6,104,235
Great-West SecureFoundation® Lifetime 2020 Fund	76,186,713	2,479,299	(914,863)	1,564,436
Great-West SecureFoundation® Lifetime 2025 Fund	79,046,358	3,724,087	(689,543)	3,034,544
Great-West SecureFoundation® Lifetime 2030 Fund	102,093,367	3,599,980	(987,829)	2,612,151
Great-West SecureFoundation® Lifetime 2035 Fund	64,765,894	3,552,953	(463,937)	3,089,016
Great-West SecureFoundation® Lifetime 2040 Fund	76,843,750	3,151,489	(558,208)	2,593,281
Great-West SecureFoundation® Lifetime 2045 Fund	29,349,549	2,061,373	(178,746)	1,882,627
Great-West SecureFoundation® Lifetime 2050 Fund	20,569,796	1,185,825	(120,072)	1,065,753
Great-West SecureFoundation® Lifetime 2055 Fund	7,062,293	462,034	(37,430)	424,604
2.  INVESTMENT ADVISORY AGREEMENT & OTHER TRANSACTIONS WITH AFFILIATES
Great-West Funds has entered into an investment advisory agreement with Great-West Capital Management, LLC (the Adviser), a wholly-owned subsidiary of GWL&A. As compensation for its services to Great-West Funds, the Adviser receives monthly compensation at the annual rate of 0.12% of the Fund’s average daily net assets of each Fund. The management fee encompasses fund operation expenses except for shareholder services fees and distribution fees. Each Fund will also bear the indirect expense of the underlying investments. Because the underlying funds have varied expense and fee levels and the Funds may own different proportions of underlying funds at different times, the amount of fees and expenses incurred indirectly by the Funds will vary. The Adviser has contractually agreed to reduce its management fee by 0.35% of the amount each Fund has allocated to the GWL&A Contract, and to reduce its management fee in an amount at least equal to any compensation (including Rule 12b-1 fees) received from unaffiliated underlying funds, and to reduce its management fee by an amount equal to the difference between the shareholder services fees charged by GWL&A and any compensation received from unaffiliated underlying funds. The amount waived, if any, is reflected in the Statement of Operations.
Great-West Funds has entered into a shareholder services agreement with GWL&A. Pursuant to the shareholder services agreement, GWL&A provides recordkeeping and shareholder services to shareholders and account owners and receives from the Investor Class, Service Class and Class L shares of each Fund a fee equal to 0.35% of the average daily net asset value of the shares of the applicable share class.

Semi-Annual Report - June 30, 2017

GWFS Equities, Inc. (the Distributor), is a wholly-owned subsidiary of GWL&A and the principal underwriter to distribute and market the Funds. The Funds have entered into a plan of distribution which provides for compensation for distribution of Service Class and Class L shares and for providing or arranging for the provision of services to Service Class and Class L shareholders. The distribution plan provides for a maximum 12b-1 fee equal to an annual rate of 0.10% of the average daily net assets of the Service Class shares and 0.25% of the Class L shares. The Distributor has agreed to voluntarily waive all 12b-1 fees attributable to Service Class and Class L shares purchased by the Adviser in consideration for the Adviser providing initial capital to the Funds. The amount waived, if any, is reflected in the Statement of Operations.
Certain officers of Great-West Funds are also directors and/or officers of GWL&A or its subsidiaries. No officer or interested director of Great-West Funds receives any compensation directly from Great-West Funds. The total compensation paid to the independent directors with respect to all sixty-four funds for which they serve as directors was $407,625 for the period ended June 30, 2017.
Each Fund may invest in the GWL&A Contract pursuant to exemptive relief issued by the U.S. Securities and Exchange Commission. The GWL&A Contract has a stable principal value and accrues a fixed rate of interest, which is reflected in the daily valuation of the Funds. GWL&A calculates the interest rate in the same way it calculates guaranteed interest rates for similar contracts (on a calendar quarter or other periodic basis). As a result of GWL&A being an affiliated entity, the Funds are exposed to the risk of unanticipated industry conditions as well as risks specific to a single corporation. If GWL&A were to become insolvent, the GWL&A Contract would be settled commensurate with other policy holder obligations.
The amounts deposited will accrue interest at a declared rate of interest, adjustable on a calendar quarter or other periodic basis, guaranteed to be no less than 1.50%. The investment in the GWL&A Contract may be terminated by GWL&A or the Funds upon 7 days prior written notice. The guaranteed interest rate paid will be at least as favorable as the guaranteed interest rate paid on other similar products issued by GWL&A.
The following tables are a summary of the transactions for each underlying investment during the period ended June 30, 2017, in which the issuer was an affiliate of a Fund, as defined in the 1940 Act.
Great-West Securefoundation® Lifetime 2015 Fund
Affiliate	Shares Held/ Account Balance 06/30/2017	Fair Value 12/31/2016	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Dividends and Interest Received	Fair Value 06/30/2017
Great-West Bond Index Fund Institutional Class	4,061,299	$40,252,309	$2,345,810	$3,342,643	$ (11,865)	$435,789	$39,678,892
Great-West International Index Fund Institutional Class	1,456,051	14,542,308	376,163	2,635,677	(162,908)	—	14,429,464
Great-West Life & Annuity Contract	5,722,324	5,747,058	293,018	359,895	—	42,143	5,722,324
Great-West S&P 500® Index Fund Institutional Class	2,107,760	22,243,409	964,252	2,380,147	242,063	272,459	22,300,103
Great-West S&P Mid Cap 400® Index Fund Institutional Class	957,097	9,547,457	544,988	967,186	8,974	70,733	9,599,677
Great-West S&P Small Cap 600® Index Fund Institutional Class	676,396	6,699,745	674,880	734,837	6,618	43,208	6,784,248
					$ 82,882	$864,332	$98,514,708
Great-West Securefoundation® Lifetime 2020 Fund
Affiliate	Shares Held/ Account Balance 06/30/2017	Fair Value 12/31/2016	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Dividends and Interest Received	Fair Value 06/30/2017
Great-West Bond Index Fund Institutional Class	3,059,441	$29,485,491	$1,486,502	$1,404,038	$(15,313)	$327,065	$29,890,739
Great-West International Index Fund Institutional Class	1,094,578	10,639,958	215,853	1,543,720	(52,432)	—	10,847,272
Great-West Life & Annuity Contract	4,302,867	4,208,990	262,091	199,780	—	31,566	4,302,867

Semi-Annual Report - June 30, 2017

Great-West Securefoundation® Lifetime 2020 Fund
Affiliate	Shares Held/ Account Balance 06/30/2017	Fair Value 12/31/2016	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Dividends and Interest Received	Fair Value 06/30/2017
Great-West S&P 500® Index Fund Institutional Class	1,587,124	$16,302,235	$ 730,838	$1,451,433	$ 76,297	$204,850	$16,791,771
Great-West S&P Mid Cap 400® Index Fund Institutional Class	719,602	7,005,364	310,970	471,422	(10,371)	53,249	7,217,606
Great-West S&P Small Cap 600® Index Fund Institutional Class	506,235	4,913,777	418,296	378,176	(9,126)	32,477	5,077,536
					$(10,945)	$649,207	$74,127,791
Great-West Securefoundation® Lifetime 2025 Fund
Affiliate	Shares Held/ Account Balance 06/30/2017	Fair Value 12/31/2016	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Dividends and Interest Received	Fair Value 06/30/2017
Great-West Bond Index Fund Institutional Class	3,229,814	$30,772,058	$4,148,707	$3,685,926	$ 7,308	$343,177	$31,555,281
Great-West International Index Fund Institutional Class	1,156,727	11,095,759	730,418	1,960,096	(58,183)	—	11,463,160
Great-West Life & Annuity Contract	4,543,265	4,389,998	618,831	498,512	—	32,948	4,543,265
Great-West S&P 500® Index Fund Institutional Class	1,674,109	17,022,057	1,524,373	1,766,222	386,349	216,715	17,712,074
Great-West S&P Mid Cap 400® Index Fund Institutional Class	758,579	7,313,476	877,088	939,394	15,232	56,266	7,608,548
Great-West S&P Small Cap 600® Index Fund Institutional Class	535,372	5,137,357	913,626	803,903	(1,910)	34,373	5,369,787
					$348,796	$683,479	$78,252,115
Great-West Securefoundation® Lifetime 2030 Fund
Affiliate	Shares Held/ Account Balance 06/30/2017	Fair Value 12/31/2016	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Dividends and Interest Received	Fair Value 06/30/2017
Great-West Bond Index Fund Institutional Class	3,370,331	$30,965,941	$2,386,225	$ 761,012	$ (7,279)	$358,080	$32,928,130
Great-West International Index Fund Institutional Class	1,746,538	16,101,553	452,551	1,643,510	(94,107)	—	17,308,195
Great-West Life & Annuity Contract	3,661,982	3,399,179	282,394	45,845	—	26,254	3,661,982
Great-West S&P 500® Index Fund Institutional Class	2,411,663	23,569,795	1,038,755	893,576	89,777	311,455	25,515,388
Great-West S&P Mid Cap 400® Index Fund Institutional Class	1,095,826	10,114,288	681,176	341,698	(6,757)	80,875	10,991,131
Great-West S&P Small Cap 600® Index Fund Institutional Class	824,215	7,531,610	877,266	330,663	(8,577)	52,399	8,266,880
					$(26,943)	$829,063	$98,671,706

Semi-Annual Report - June 30, 2017

Great-West Securefoundation® Lifetime 2035 Fund
Affiliate	Shares Held/ Account Balance 06/30/2017	Fair Value 12/31/2016	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Dividends and Interest Received	Fair Value 06/30/2017
Great-West Bond Index Fund Institutional Class	1,514,392	$14,590,500	$1,845,405	$1,813,401	$ (17,013)	$163,273	$14,795,607
Great-West International Index Fund Institutional Class	1,362,251	13,223,539	593,216	2,292,919	(129,468)	—	13,499,910
Great-West Life & Annuity Contract	1,080,630	1,055,121	135,275	117,744	—	7,978	1,080,630
Great-West S&P 500® Index Fund Institutional Class	1,786,637	18,343,058	1,253,409	1,844,440	291,593	230,542	18,902,615
Great-West S&P Mid Cap 400® Index Fund Institutional Class	809,720	7,890,638	673,137	837,377	7,734	59,828	8,121,495
Great-West S&P Small Cap 600® Index Fund Institutional Class	649,566	6,312,609	775,161	718,799	(4,177)	41,595	6,515,153
					$ 148,669	$503,216	$62,915,410
Great-West Securefoundation® Lifetime 2040 Fund
Affiliate	Shares Held/ Account Balance 06/30/2017	Fair Value 12/31/2016	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Dividends and Interest Received	Fair Value 06/30/2017
Great-West Bond Index Fund Institutional Class	1,143,303	$10,392,269	$1,129,399	$ 475,463	$(13,175)	$121,035	$11,170,071
Great-West International Index Fund Institutional Class	1,812,513	16,593,133	362,039	1,457,384	(79,418)	—	17,962,007
Great-West Life & Annuity Contract	430,024	395,223	46,593	14,853	—	3,061	430,024
Great-West S&P 500® Index Fund Institutional Class	2,254,488	21,803,382	1,200,054	821,903	77,236	290,244	23,852,479
Great-West S&P Mid Cap 400® Index Fund Institutional Class	1,021,519	9,354,396	774,228	366,804	6,075	75,291	10,245,840
Great-West S&P Small Cap 600® Index Fund Institutional Class	880,950	8,001,433	1,067,284	436,910	(12,793)	56,035	8,835,924
					$(22,075)	$545,666	$72,496,345
Great-West Securefoundation® Lifetime 2045 Fund
Affiliate	Shares Held/ Account Balance 06/30/2017	Fair Value 12/31/2016	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Dividends and Interest Received	Fair Value 06/30/2017
Great-West Bond Index Fund Institutional Class	321,282	$2,934,712	$421,227	$250,915	$ (2,200)	$ 34,217	$ 3,138,925
Great-West International Index Fund Institutional Class	765,183	7,055,731	406,254	879,949	108	—	7,582,961
Great-West Life & Annuity Contract	18,772	17,387	2,647	1,397	—	135	18,772
Great-West S&P 500® Index Fund Institutional Class	902,812	8,786,857	740,725	499,374	175,131	116,147	9,551,755
Great-West S&P Mid Cap 400® Index Fund Institutional Class	408,789	3,776,216	437,776	291,756	17,160	30,176	4,100,160
Great-West S&P Small Cap 600® Index Fund Institutional Class	375,100	3,449,832	610,881	381,954	(3,489)	23,963	3,762,249
					$186,710	$204,638	$28,154,822

Semi-Annual Report - June 30, 2017

Great-West Securefoundation® Lifetime 2050 Fund
Affiliate	Shares Held/ Account Balance 06/30/2017	Fair Value 12/31/2016	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Dividends and Interest Received	Fair Value 06/30/2017
Great-West Bond Index Fund Institutional Class	192,211	$1,643,821	$294,191	$ 78,760	$ (600)	$ 20,050	$ 1,877,906
Great-West International Index Fund Institutional Class	548,656	4,744,103	339,015	363,073	(20,386)	—	5,437,176
Great-West S&P 500® Index Fund Institutional Class	614,752	5,624,211	603,982	165,819	15,121	78,796	6,504,079
Great-West S&P Mid Cap 400® Index Fund Institutional Class	278,067	2,417,046	327,069	82,582	1,215	20,478	2,789,010
Great-West S&P Small Cap 600® Index Fund Institutional Class	270,711	2,353,927	438,146	135,797	333	17,335	2,715,233
					$ (4,317)	$136,659	$19,323,404
Great-West Securefoundation® Lifetime 2055 Fund
Affiliate	Shares Held/ Account Balance 06/30/2017	Fair Value 12/31/2016	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Dividends and Interest Received	Fair Value 06/30/2017
Great-West Bond Index Fund Institutional Class	62,386	$ 485,840	$155,357	$ 38,054	$ (767)	$ 6,363	$ 609,508
Great-West International Index Fund Institutional Class	194,319	1,532,081	301,038	152,212	(10,010)	—	1,925,707
Great-West S&P 500® Index Fund Institutional Class	206,572	1,729,392	412,435	92,818	7,953	26,346	2,185,529
Great-West S&P Mid Cap 400® Index Fund Institutional Class	93,404	741,475	192,916	38,080	281	6,853	936,847
Great-West S&P Small Cap 600® Index Fund Institutional Class	96,842	767,407	234,208	50,734	311	6,163	971,322
					$ (2,232)	$45,725	$6,628,913
3.  PURCHASES & SALES OF INVESTMENTS
For the period ended June 30, 2017, the aggregate cost of purchases and proceeds from sales of investments were as follows:
	Purchases	Sales
Great-West SecureFoundation® Lifetime 2015 Fund	$5,391,870	$11,602,554
Great-West SecureFoundation® Lifetime 2020 Fund	3,534,618	6,129,515
Great-West SecureFoundation® Lifetime 2025 Fund	9,093,647	10,850,710
Great-West SecureFoundation® Lifetime 2030 Fund	5,873,183	4,776,882
Great-West SecureFoundation® Lifetime 2035 Fund	5,576,019	8,914,159
Great-West SecureFoundation® Lifetime 2040 Fund	4,762,576	4,402,086
Great-West SecureFoundation® Lifetime 2045 Fund	2,798,032	2,988,284
Great-West SecureFoundation® Lifetime 2050 Fund	2,181,291	1,084,767
Great-West SecureFoundation® Lifetime 2055 Fund	1,432,506	465,699

Semi-Annual Report - June 30, 2017

4.  INDEMNIFICATIONS
The Funds' organizational documents provide current and former officers and directors with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Funds. The risk of material loss from such claims is considered remote.

Semi-Annual Report - June 30, 2017

Availability of Quarterly Portfolio Schedule
Great-West Funds files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. Great-West Funds’ Forms N-Q are available on the Commission’s website at http://www.sec.gov, and may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.
Availability of Proxy Voting Policies and Procedures
A description of the policies and procedures that Great-West Funds uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-866-831-7129, and on the Securities and Exchange Commission’s website at http://www.sec.gov.
Availability of Proxy Voting Record
Information regarding how Great-West Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 1-866-831-7129, and on the Securities and Exchange Commission’s website at http://www.sec.gov.
Investment Advisory Contract Approval
The Board of Directors (the “Board”) of Great-West Funds, Inc. (the “Company”), including the Directors who are not interested persons of the Company (the “Independent Directors”), at a meeting held on April 20, 2017 (the “Meeting”), approved the continuation of the investment advisory agreement (the “Advisory Agreement”) between the Company and Great-West Capital Management, LLC (“GWCM”).
Pursuant to the Advisory Agreement, GWCM acts as investment adviser and, subject to oversight by the Board, directs the investments of the Great-West SecureFoundation Lifetime 2015 Fund, Great-West SecureFoundation Lifetime 2020 Fund, Great-West SecureFoundation Lifetime 2025 Fund, Great-West SecureFoundation Lifetime 2030 Fund, Great-West SecureFoundation Lifetime 2035 Fund, Great-West SecureFoundation Lifetime 2040 Fund, Great-West SecureFoundation Lifetime 2045 Fund, Great-West SecureFoundation Lifetime 2050 Fund and Great-West SecureFoundation Lifetime 2055 Fund (each a “Fund,” collectively, the “Funds”) in accordance with their investment objectives, policies and limitations. GWCM also provides, subject to oversight by the Board, the management and administrative services necessary for the operation of the Funds.
On March 8, 2017, the Independent Directors met separately with independent legal counsel in advance of the Meeting to evaluate information furnished by GWCM in connection with the proposed continuation of the Advisory Agreement and met separately with representatives of Access Data Corp., a subsidiary of Broadridge Financial Solutions, Inc. (collectively, “Broadridge”), an independent provider of investment company data,1 with representatives of an independent provider of mutual fund advisory contract renewal consulting services (the “Independent Fee Consultant”) and with GWCM to review comparative information on each Fund’s investment performance, fees and expenses. The Independent Directors also considered additional information provided in response to their requests made following the March meeting.
In approving the continuation of the Advisory Agreement, the Board considered such information as the Board deemed reasonably necessary to evaluate the terms of the Advisory Agreement. The Board noted that performance information is provided to the Board on an ongoing basis at regular Board meetings held throughout the year. In its deliberations, the Board did not identify any single factor as being determinative. Rather, the Board’s approval was based on each Director’s business judgment after consideration of the information as a whole. Individual Directors may have weighed certain factors differently and assigned varying degrees of materiality to information considered by the Board.
Based upon its review of the Advisory Agreement and the information provided to it, the Board concluded that the Advisory Agreement and reasonable in light of the services performed, fees charged and such other matters as the Directors considered relevant in the exercise of their business judgment. The principal factors and conclusions that formed the basis for the Directors’ determinations to approve the continuation of the Advisory Agreement are discussed below.

1 In 2015, Broadridge acquired the fiduciary services and competitive intelligence business unit from Lipper, Inc. (“Lipper”).

Nature, Extent and Quality of Services
The Board considered the nature, extent and quality of services provided and to be provided to the Funds by GWCM. Among other things, the Board considered GWCM’s personnel, experience, resources and performance track record, its ability to provide or obtain such services as may be necessary in managing, acquiring and disposing of investments on behalf of the Funds, and its ability to provide research and obtain and evaluate the economic, statistical and financial data relevant to the investment policies of the Funds. The Board also reviewed the qualifications, background and responsibilities of the senior personnel serving the Funds and the management team responsible for the day-to-day management of the Funds. In addition, the Board considered GWCM’s reputation for management of its investment strategies, its disaster recovery procedures including cyber security risk mitigation, its overall financial condition, technical resources, operational capabilities, and compliance policies and procedures. Consideration also was given to the fact that the Board meets with representatives of GWCM each year to discuss Fund management strategies and performance. Additionally, the quality of GWCM’s communications with the Board, as well as the GWCM’s responsiveness to the Board, was taken into account. The Board concluded that it was satisfied with the nature, extent and quality of the services provided to the Funds by GWCM.
Investment Performance
The Board considered the investment performance of the Funds. The Board reviewed performance information for the Investor Class (formerly Class G) Shares of each Fund as compared against its benchmark index and the performance of a peer group of funds selected by Broadridge. This information included, to the extent applicable, returns for the one-, three- and five-year periods ended December 31, 2016. In evaluating the performance of the Funds, the Board noted how each Fund performed relative to the returns of the applicable benchmark and peer group. In addition, the Board noted that it also had received and discussed at periodic intervals information comparing each Fund’s performance to that of its benchmark index and to a peer group of funds.
With respect to the Great-West SecureFoundation Lifetime 2015 Fund, although the Fund underperformed its benchmark index for the one-, three- and five-year periods ended December 31, 2016, the Board noted that the Fund was in the first quartile of its peer group for the one-, three- and five-year periods ended December 31, 2016 (the first quartile being the best performers and the fourth quartile being the worst performers).
With respect to the Great-West SecureFoundation Lifetime 2020 Fund, although the Fund underperformed its benchmark index for the one-, three- and five-year periods ended December 31, 2016, the Board noted that the Fund was in the first, first and second quartiles of its peer group for the one-, three- and five-year periods ended December 31, 2016, respectively.
With respect to the Great-West SecureFoundation Lifetime 2025 Fund, although the Fund underperformed its benchmark index for the one-, three- and five-year periods ended December 31, 2016, the Board noted that the Fund was in the second, first and second quartiles of its peer group for the one-, three- and five-year periods ended December 31, 2016, respectively.
With respect to the Great-West SecureFoundation Lifetime 2030 Fund, although the Fund underperformed its benchmark index for the one-, three- and five-year periods ended December 31, 2016, the Board noted that the Fund was in the first, first and second quartiles of its peer group for the one-, three- and five-year periods ended December 31, 2016, respectively.
With respect to the Great-West SecureFoundation Lifetime 2035 Fund, although the Fund underperformed its benchmark index for the one-, three- and five-year periods ended December 31, 2016, the Board noted that the Fund was in the first, first and second quartiles of its peer group for the one-, three- and five-year periods ended December 31, 2016, respectively.
With respect to the Great-West SecureFoundation Lifetime 2040 Fund, although the Fund underperformed its benchmark index for the one-, three- and five-year periods ended December 31, 2016, the Board noted that the Fund was in the first, first and second quartiles of its peer group for the one-, three- and five-year periods ended December 31, 2016, respectively.
With respect to the Great-West SecureFoundation Lifetime 2045 Fund, although the Fund underperformed its benchmark index for the one-, three- and five-year periods ended December 31, 2016, the Board noted that the Fund was in the first, second and second quartiles of its peer group for the one-, three- and five-year periods ended December 31, 2016, respectively.

With respect to the Great-West SecureFoundation Lifetime 2050 Fund, although the Fund underperformed its benchmark index for the one-, three- and five-year periods ended December 31, 2016, the Board noted that the Fund was in the first, second and second quartiles of its peer group for the one-, three- and five-year periods ended December 31, 2016, respectively.
With respect to the Great-West SecureFoundation Lifetime 2055 Fund, although the Fund underperformed its benchmark index for the one-, three- and five-year periods ended December 31, 2016, the Board noted that performance relative to peers was improving with the Fund in the first, third and third quartiles of its peer group for the one-, three- and five-year periods ended December 31, 2016, respectively.
Accordingly, the Board determined that it was satisfied with the investment performance of the Funds.
Costs and Profitability
The Board considered the costs of services provided by GWCM from its relationship with the Funds. With respect to the costs of services, the Board considered the unified investment management fee structure of the Funds and the level of the investment management fee payable by the Funds. In evaluating the management fee and total expense ratio of each Fund’s Investor Class Shares, the Board considered the fees payable by and the total expense ratios of a peer group funds managed by other investment advisers, as determined by Broadridge, and of the entire Lipper peer universe. Specifically, the Board considered (i) the Fund’s management fee as provided in the Advisory Agreement (the “Contractual Management Fee”) in comparison to the contractual management fees of the peer group of funds and (ii) the Fund’s total expense ratio in comparison to the peer group funds’ total expense ratios (in all cases, net of any waivers, if applicable). In addition, the Board considered the Fund’s Contractual Management Fee and total expense ratio in comparison to the average and median contractual management fees and expense ratios for all funds in the peer group and peer universe.
Based on the information provided, the Board noted that, although the Great-West SecureFoundation Lifetime 2015 Fund’s Contractual Management Fee was greater than the average and median contractual management fee of its peer group of funds (by two basis points and one basis point, respectively) and the Fund’s total annual operating expense ratio was greater than the average (by one basis point) and median total annual operating expense ratio of its peer universe of funds, the Fund’s total expense ratio was the lower than the average and median total annual operating expense ratio of its peer group and in the second quartile of its peer group (with first quartile being the lowest expenses and the fourth quartile being the highest expenses).
The Board noted that, although the Great-West SecureFoundation Lifetime 2020 Fund’s Contractual Management Fee was greater than the average and median contractual management fee of its peer group of funds, the Fund’s total annual operating expense ratio was lower than the median and was the same as the average total annual operating expense ratio of its peer universe of funds and the Fund’s total expense ratio was lower than the average and median total annual operating expense ratio of its peer group and in the second quartile of its peer group.
The Board noted that, although the Great-West SecureFoundation Lifetime 2025 Fund’s Contractual Management Fee was greater than the average (by two basis points) and median (by one basis point) contractual management fee of its peer group and higher than the average of its peer universe (by one basis point), the Fund’s total annual operating expense ratio was the same as the median total annual operating expense ratio of its peer universe of funds, was lower than the average and median total annual operating expense ratio of its peer group and was in the second quartile of its peer group.
The Board noted that, although the Great-West SecureFoundation Lifetime 2030 Fund’s Contractual Management Fee was greater than the average and median contractual management fee of its peer group of funds and the Fund’s total annual operating expense ratio was greater than the average total annual operating expense ratio of its peer universe of funds, the Fund’s total annual operating expense ratio was the same as the median total annual operating expense ratio of its peer universe of funds and the Fund’s total expense ratio was lower than the average and median total annual operating expense ratio of its peer group and in the second quartile of its peer group.
The Board noted that, although the Great-West SecureFoundation Lifetime 2035 Fund’s Contractual Management Fee was greater than the average (by two basis points) and median (by one basis point) contractual management fee of its peer group of funds and the Fund’s total annual operating expense ratio was greater than the average total annual operating expense ratio of its peer universe of funds, the Fund’s total annual operating expense ratio was the same as the median total annual operating expense ratio of its peer universe of funds and the Fund’s total expense ratio was lower than the average and median total annual operating expense ratio of its peer group and in the second quartile of its peer group.

The Board noted that, although the Great-West SecureFoundation Lifetime 2040 Fund’s Contractual Management Fee was greater than the average (by three basis points) and median (by two basis points) contractual management fee of its peer group of funds and the Fund’s total annual operating expense ratio was greater than the average total annual operating expense ratio of its peer universe of funds, the Fund’s total annual operating expense ratio was the same as the median total annual operating expense ratio of its peer universe of funds and the Fund’s total expense ratio was lower than the average and median total annual operating expense ratio of its peer group and in the second quartile of its peer group.
The Board noted that, although the Great-West SecureFoundation Lifetime 2045 Fund’s Contractual Management Fee was greater than the average (by two basis points) and median (by one basis point) contractual management fee of its peer group of funds and the Fund’s total annual operating expense ratio was greater than the average total annual operating expense ratio of its peer universe of funds, the Fund’s total annual operating expense ratio was the same as the median total annual operating expense ratio of its peer universe of funds and the Fund’s total expense ratio was lower than the average and median total annual operating expense ratio of its peer group and in the second quartile of its peer group.
The Board noted that, although the Great-West SecureFoundation Lifetime 2050 Fund’s Contractual Management Fee was greater than the average (by three basis points) and median (by two basis points) contractual management fee of its peer group of funds and the Fund’s total annual operating expense ratio was greater than the average total annual operating expense ratio of its peer universe of funds, the Fund’s total annual operating expense ratio was the same as the median total annual operating expense ratio of its peer universe of funds and the Fund’s total expense ratio was lower than the average and median total annual operating expense ratio of its peer group and in the second quartile of its peer group.
The Board noted that, although the Great-West SecureFoundation Lifetime 2055 Fund’s Contractual Management Fee was greater than the average (by three basis points) and median (by one basis point) contractual management fee of its peer group of funds and the Fund’s total annual operating expense ratio was greater than the average and median total annual operating expense ratio of its peer universe of funds, that the Fund’s total expense ratio was lower than the average and median total annual operating expense ratio of its peer group and in the second quartile of its peer group.
The Board also received information regarding the fees charged by GWCM to separate accounts and other products managed by GWCM and noted that GWCM does not manage other client accounts in the same investment style as the Funds.
The Board further considered the overall financial soundness of GWCM and the profits estimated to have been realized by GWCM and its affiliates. The Board reviewed the financial statements and profitability information from GWCM. In evaluating the information provided by GWCM, the Board noted that there is no recognized standard or uniform methodology for determining profitability for this purpose. The Board further noted that there are limitations inherent in allocating costs and calculating profitability for an organization such as GWCM, and that it is difficult to make comparisons of profitability between advisers because comparative information is not generally publicly available. The Board also reviewed GWCM’s profitability information compared against the revenues of certain publicly-traded advisers to fund complexes, as well as an analysis provided by the Independent Fee Consultant related to the reasonableness of the complex level profits estimated to have been realized by GWCM as compared to such advisers. The Board considered that, while GWCM’s profitability is not unreasonable, profitability information is affected by numerous factors, including the adviser’s organization, capital structure and cost of capital, the types of funds it manages, its mix of business, and the adviser’s assumptions regarding allocations of revenue and expenses. Based on the information provided, the Board concluded that the costs of the services provided and the profits estimated to have been realized by GWCM and its affiliates were not unreasonable in relation to the nature, extent and quality of the services provided.
Economies of Scale
The Board considered the extent to which economies of scale may be realized as the Funds grow and whether current fee levels reflect these economies of scale for the benefit of investors. In evaluating economies of scale, the Board considered, among other things, the current level of management fees payable by the Funds, whether those fees include breakpoints, comparative fee information, the profitability and financial condition of GWCM, and the current level of Fund assets. Based on the information provided, the Board concluded that, although there were no current breakpoints in the management fee, any economies of scale currently being realized were appropriately being reflected in the management fee paid by the Funds.

Other Factors
The Board considered ancillary benefits derived or to be derived by GWCM from its relationship with the Funds as part of the total mix of information evaluated by the Board. The Board noted where services were provided to the Funds by affiliates of GWCM. The Board took into account the fact that the Funds are used as a funding vehicle under variable life and annuity contracts offered by insurance companies affiliated with GWCM and as a funding vehicle under retirement plans for which affiliates of GWCM may provide various retirement plan services. Additionally, the Board considered the extent to which GWCM’s parent company, Great-West Life and Annuity Insurance Company, and its affiliated insurance companies may receive benefits under the federal income tax laws with respect to tax deductions and credits. The Board concluded that the Funds’ management fees were reasonable, taking into account any ancillary benefits derived by GWCM.
Conclusion
Based upon all of the information considered and the conclusions reached, the Board determined that the terms of the Advisory Agreement continue to be reasonable and that the continuation of the Advisory Agreement is in the best interests of the Funds.

ITEM 2.	CODE OF ETHICS.
Not required in filing.
ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.
Not required in filing.
ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.
Not required in filing.
ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.
Not applicable.
ITEM 6.	INVESTMENTS.
(a)  The schedule is included as part of the report to shareholders filed under Item 1 of this Form.
(b)  Not applicable.
ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.
ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.
ITEM 9.	PURCHASE OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.
Not applicable.
ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.
There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors since the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K.
ITEM 11.	CONTROLS AND PROCEDURES.
(a)	The registrant's principal executive officer and principal financial officer have concluded, based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures provide reasonable assurance that material information required to be disclosed by the registrant in the report it files or submits on Form N-CSR is recorded, processed, summarized and reported, within the time periods specified in the commission's rules and forms and that such material information is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, as appropriate, in order to allow timely decisions regarding required disclosure.
(b)	The registrant's principal executive officer and principal financial officer are aware of no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.
ITEM 12.	EXHIBITS.
(a)	(1)	Not required in filing.
	(2)	A separate certification for each principal executive and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 is attached hereto.
	(3)	Not applicable.
(b)	A separate certification for each principal executive and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940 is attached hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
GREAT-WEST FUNDS, INC.
By:	/s/ Mary C. Maiers

Mary C. Maiers
Chief Financial Officer & Treasurer
Date:August 28, 2017
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.
By:	/s/ Mary C. Maiers

Mary C. Maiers
Chief Financial Officer & Treasurer, performing the functions of the principal executive officer as of the date of this report on Form N-CSR
Date:August 28, 2017
By:	/s/ Mary C. Maiers

Mary C. Maiers
Chief Financial Officer & Treasurer
Date:August 28, 2017